Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (91.4%)
Beverages (0.7%)
Celsius Holdings, Inc. (a)	26,823	$1,542

Biotechnology (4.0%)
Alnylam Pharmaceuticals, Inc. (a)	1,679	765
Argenx SE ADR (Belgium) (a)	835	616
ProKidney Corp. (a)	126,796	307
Roivant Sciences Ltd. (a)	490,017	7,414
		9,102
Broadline Retail (1.5%)
Global-e Online Ltd. (Israel) (a)	94,621	3,384

Entertainment (7.5%)
ROBLOX Corp., Class A (a)	121,535	16,835

Financial Services (9.0%)
Affirm Holdings, Inc. (a)	200,235	14,633
Federal National Mortgage Association (a)	464,779	5,601
		20,234
Health Care Providers & Services (1.1%)
Agilon Health, Inc. (a)	1,269,583	1,307
HealthEquity, Inc. (a)	12,543	1,189
		2,496
Information Technology Services (16.7%)
Cloudflare, Inc., Class A (a)	137,203	29,442
MongoDB, Inc. (a)	26,795	8,317
		37,759
Machinery (1.0%)
Symbotic, Inc. (a)	41,195	2,220

Media (2.8%)
Trade Desk, Inc., Class A (a)	127,091	6,229

Metals & Mining (0.5%)
MP Materials Corp. (a)	17,933	1,203

Personal Care Products (3.9%)
Oddity Tech Ltd., Class A (Israel) (a)	140,804	8,772

Pharmaceuticals (4.7%)
Royalty Pharma PLC, Class A	298,360	10,526

Real Estate Management & Development (2.4%)
Landbridge Co. LLC, Class A	80,480	4,294
Opendoor Technologies, Inc. (a)	132,921	1,059
		5,353
Software (12.8%)
Aurora Innovation, Inc. (a)	1,527,634	8,234
BitMine Immersion Technologies, Inc. (a)	85,185	4,424
Circle Internet Group, Inc. (a)	4,468	592
Figma, Inc., Class A (a)(b)	80,608	4,181
Samsara, Inc., Class A (a)	90,209	3,360
Strategy, Inc., Class A (a)	24,738	7,971
		28,762
Specialty Retail (5.8%)
Carvana Co. (a)	15,386	5,804
Floor & Decor Holdings, Inc., Class A (a)	99,914	7,364
		13,168
Tech Hardware, Storage & Peripherals (7.4%)
IonQ, Inc. (a)	272,337	16,749

Trading Companies & Distributors (9.6%)
Core & Main, Inc., Class A (a)	165,779	8,924
QXO, Inc. (a)	672,322	12,814
		21,738
Total Common Stocks (Cost $153,100)		206,072

Preferred Stocks (2.3%)
Software (2.3%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $2,666; acquired 8/31/21)	36,279	4,098
Databricks, Inc., Series I (a)(c)(d) (acquisition cost — $709; acquired 9/15/23)	9,645	1,090
Total Preferred Stocks (Cost $3,375)		5,188

Investment Company (3.0%)
iShares Bitcoin Trust ETF (a) (Cost $4,064)	105,046	6,828

Short-Term Investments (5.5%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (e) (Cost $9,438)	9,438,206	9,438

Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (e)	2,422,592	2,423

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Discovery Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements(0.3%)
Citigroup, Inc., (4.00%, dated 9/30/25, due 10/1/25; proceeds $265; fully collateralized by U.S. Government obligations; 4.50% - 4.63% due 11/15/25 - 9/15/26; valued at $270)	$265	$265
Merrill Lynch & Co., Inc., (4.20%, dated 9/30/25, due 10/1/25; proceeds $357; fully collateralized by U.S. Government obligations; 0.13% - 4.13% due 12/31/26 - 8/15/53; valued at $364)	357	357
		622
Total Securities held as Collateral on Loaned Securities (Cost $3,045)		3,045
Total Short-Term Investments (Cost $12,483)		12,483
Total Investments Excluding Purchased Options (102.2%) (Cost $173,022)		230,571
Total Purchased Options Outstanding (0.1%) (Cost $1,182)		110
Total Investments (102.3%) (Cost $174,204) including $2,911 of Securities Loaned (f)(g)(h)		230,681
Liabilities in Excess of Other Assets (–2.3%)		(5,232)
Net Assets (100.0%)		$225,449

The Fund had the following Derivative Contracts - PIPE open at September 30, 2025:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Cantor Equity Partners, Inc.	Twenty One Capital, Inc. (a)(c)(d)(i)(j)	$4,245	12/31/25	$(965)	(0.43)%

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2025, were approximately $2,911,000 and $3,045,000, respectively. The Fund received cash collateral of approximately $3,045,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contracts (excluding 144A holdings) at September 30, 2025 amounts to approximately $4,223,000 and represents 1.9% of net assets.
(d)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Fund.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(g)	Securities are available for collateral in connection with purchased options.
(h)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $73,995,000 and the aggregate gross unrealized depreciation is approximately $18,483,000, resulting in net unrealized appreciation of approximately $55,512,000.
(i)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.
(j)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 202,154 shares at $21.00 per share on the settlement date pursuant to the closing of the business combination between Twenty One Capital, Inc., and Cantor Equity Partners, Inc., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Cantor Equity Partners, Inc., and Twenty One Capital, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Cantor Equity Partners, Inc., and Twenty One Capital, Inc. The investment is restricted from resale until the settlement date.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Discovery Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	7.58	Aug–26	69,521,536	$69,522	$83		$228	$(145)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.71	May–26	50,125,188	50,125	19		208	(189)
Standard Chartered Bank	USD/CNH	CNH	7.77	Oct–25	40,532,709	40,533	—	@	176	(176)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb–26	47,784,367	47,784	4		197	(193)
Standard Chartered Bank	USD/CNH	CNH	7.90	Apr–26	32,277,816	32,278	4		157	(153)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec–25	45,434,046	45,434	—	@	216	(216)
							$110		$1,182	$(1,072)

@	Value is less than $500.

CNH — Chinese Yuan Renminbi Offshore

USD — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	29.4%
Information Technology Services	16.6
Software	14.9
Trading Companies & Distributors	9.6
Financial Services	8.9
Entertainment	7.4
Tech Hardware, Storage & Peripherals	7.4
Specialty Retail	5.8
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2025.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount		Value
	(000)		(000)
Fixed Income Securities (97.0%)
Albania (0.9%)
Sovereign (0.9%)
Albania Government International Bond,
3.50%, 11/23/31	EUR	100	$116
4.75%, 2/14/35		690	818
			934
Angola (1.0%)
Corporate Bonds (0.8%)
Azule Energy Finance PLC,
8.13%, 1/23/30 (a)		$866	874

Sovereign (0.2%)
Angolan Government International Bond,
8.75%, 4/14/32		250	240
			1,114
Argentina (3.2%)
Corporate Bonds (1.1%)
Banco Macro SA,
8.00%, 6/23/29 (a)		342	335
Empresa Distribuidora de Electricidad de Mendoza SA,
9.75%, 7/28/31 (a)(b)		450	413
Generacion Mediterranea SA/Central Termica Roca SA,
11.00%, 11/1/31 (a)(c)(d)		284	158
YPF SA,
8.25%, 1/17/34 (a)		310	300
			1,206
Senior Loan Interests (1.1%)
1 Month SOFR + 7.30%,
11.58%, 5/28/27 (e)		195	197
Telecom Argentina SA
3 Month SOFR + 5.00%,
9.20%, 2/23/29 (e)		187	191
VMOS SA,
6 Month SOFR + 5.50%,
9.70%, 7/8/30 (e)		216	216
6 Month SOFR + 5.50%,
9.48%, 7/8/30 (f)		584	584
			1,188
Sovereign (1.0%)
Argentine Republic Government International Bond,
0.75%, 7/9/30 (b)		160	108
1.00%, 7/9/29		160	117
3.50%, 7/9/41 (b)		150	73
4.13%, 7/9/35 (b)		200	105
5.00%, 1/9/38 (b)		200	113
Provincia de Cordoba,
9.75%, 7/2/32 (a)		638	610
			1,126
			3,520
Armenia (0.2%)
Sovereign (0.2%)
Republic of Armenia International Bond,
6.75%, 3/12/35		200	204

Azerbaijan (0.2%)
Sovereign (0.2%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32		230	215

Bahamas (1.4%)
Senior Loan Interests (1.0%)
Commonwealth of Bahamas,
2024 EUR Term Loan,
6 Month EURIBOR + 6.85%, 8.89%, 11/24/28 (e)	EUR	866	1,050

Sovereign (0.4%)
Bahamas Government International Bond,
8.25%, 6/24/36 (a)		$245	265
8.95%, 10/15/32		200	223
			488
			1,538
Benin (1.4%)
Sovereign (1.4%)
Benin Government International Bond,
4.95%, 1/22/35	EUR	302	327
6.88%, 1/19/52		487	523
7.96%, 2/13/38		$400	410
8.38%, 1/23/41		274	287
			1,547

Bosnia and Herzegovina (0.2%)
Sovereign (0.2%)
Federation of Bosnia & Herzegovina Eurobond,
5.50%, 7/17/30	EUR	210	255

Brazil (6.0%)
Corporate Bonds (6.0%)
Adecoagro SA,
7.50%, 7/29/32 (a)		$205	201
Braskem Netherlands Finance BV,
4.50%, 1/31/30		955	361
8.50%, 1/23/81		404	67
Constellation Oil Services Holding SA,
9.38%, 11/7/29 (a)		550	564
Embraer Netherlands Finance BV,
5.40%, 1/9/38 (g)		247	246
FORESEA Holding SA,
7.50%, 6/15/30		685	671

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount	Value
	(000)	(000)
Corporate Bonds (cont’d)
Gol Finance, Inc.,
14.38%, 6/6/30 (a)	$574	$591
MV24 Capital BV,
6.75%, 6/1/34	420	417
Oceanica Lux,
13.00%, 10/2/29 (a)	560	571
OHI Group SA,
13.00%, 7/22/29 (a)	846	896
OI SA
7.50% Cash, 6.00% PIK, 13.50%, 6/30/27 (a)(h)	321	212
Raizen Fuels Finance SA,
6.25%, 7/8/32 (a)	200	195
6.70%, 2/25/37	200	194
Samarco Mineracao SA
0.00% Cash, 9.00% PIK, 9.00%, 6/30/31 (c)(d)(h)	1,116	1,122
Unigel Luxembourg SA
13.50% Cash or 15.00% PIK, 13.50%, 12/31/27 (h)	23	18
Yinson Boronia Production BV,
8.95%, 7/31/42 (a)	196	219
		6,545
Bulgaria (0.2%)
Sovereign (0.2%)
Bulgaria Government International Bond,
5.00%, 3/5/37	190	190

Cameroon (0.5%)
Corporate Bond (0.3%)
Golar LNG Ltd.,
7.75%, 9/19/29	400	406

Sovereign (0.2%)
Republic of Cameroon International Bond,
9.50%, 7/31/31	200	192
		598
Chile (1.8%)
Sovereign (1.8%)
Chile Government International Bond,
2.55%, 7/27/33	700	603
3.50%, 1/25/50	800	584
4.95%, 1/5/36	800	805
		1,992
China (1.6%)
Corporate Bonds (1.6%)
Alibaba Group Holding Ltd.,
0.50%, 6/1/31	123	226
China Oil & Gas Group Ltd.,
4.70%, 6/30/26	790	785
H World Group Ltd.,
3.00%, 5/1/26	95	105
KWG Group Holdings Ltd.,
7.88%, 8/30/24 (c)(d)	450	28
Longfor Group Holdings Ltd.,
3.95%, 9/16/29	255	222
PDD Holdings, Inc.,
0.00%, 12/1/25	97	96
Shimao Group Holdings Ltd.,
0.00%, 7/21/26 (a)(c)(d)	115	7
2.00% Cash or 3.00% PIK, 2.00%, 7/21/32 - 1/21/34 (a)(c)(d)(h)	529	14
5.00% Cash or 6.00% PIK, 5.00%, 7/21/31 (a)(c)(d)(h)	722	33
Sunac China Holdings Ltd.,
0.00% Cash, 1.00% PIK, 1.00%, 9/30/32 (c)(d)(h)	85	11
5.00% Cash, 6.00% PIK, 11.00%, 9/30/26 (c)(d)(h)	72	11
5.25% Cash, 6.25% PIK, 11.50%, 9/30/27 (c)(d)(h)	72	11
5.50% Cash, 6.50% PIK, 12.00%, 9/30/27 (c)(d)(h)	145	22
5.75% Cash, 6.75% PIK, 12.50%, 9/30/28 (c)(d)(h)	218	34
6.00% Cash, 7.00% PIK, 13.00%, 9/30/29 (c)(d)(h)	219	34
6.25% Cash, 7.25% PIK, 13.50%, 9/30/30 (c)(d)(h)	103	16
Times China Holdings Ltd.,
5.55%, 6/4/24 (c)(d)	1,376	52
6.75%, 7/16/23 (c)(d)	280	10
		1,717
Colombia (3.3%)
Corporate Bonds (2.7%)
ABRA Global Finance
6.00% Cash, 8.00% PIK, 14.00%, 10/22/29 (a)(h)	594	580
Avianca Midco 2 PLC,
9.00%, 12/1/28 (a)	684	686
9.63%, 2/14/30 (a)	202	201
Banco Davivienda SA,
10 yr. CMT + 5.10%, 6.65%, 4/22/31 (i)	208	193
8.13%, 7/2/35 (a)	402	418
Banco de Occidente SA,
10.88%, 8/13/34	430	485
Canacol Energy Ltd.,
5.75%, 11/24/28	500	173
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA,
5.38%, 12/30/30	200	186
		2,922
Sovereign (0.6%)
Colombia Government International Bond,
7.75%, 11/7/36	400	420
8.38%, 11/7/54	200	212
		632
		3,554

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount		Value
	(000)		(000)
Costa Rica (0.8%)
Sovereign (0.8%)
Costa Rica Government International Bond,
6.55%, 4/3/34		$800	$859

Dominican Republic (2.2%)
Sovereign (2.2%)
Dominican Republic International Bond,
4.50%, 1/30/30		200	197
4.88%, 9/23/32		1,200	1,149
5.30%, 1/21/41		200	181
6.00%, 2/22/33		200	205
6.85%, 1/27/45		200	208
7.45%, 4/30/44 (a)		400	440
			2,380
Ecuador (2.7%)
Sovereign (2.7%)
Ecuador Government International Bond,
0.00%, 7/31/30		1,136	873
6.90%, 7/31/30 - 7/31/35 (b)		2,418	2,043
			2,916
Egypt (2.7%)
Sovereign (2.7%)
Egypt Government International Bond,
5.63%, 4/16/30	EUR	400	448
6.38%, 4/11/31		900	1,015
7.30%, 9/30/33		$200	189
7.90%, 2/21/48		400	333
8.50%, 1/31/47		800	707
9.45%, 2/4/33		251	268
			2,960
El Salvador (0.7%)
Sovereign (0.7%)
El Salvador Government International Bond,
7.65%, 6/15/35		140	142
8.25%, 4/10/32		300	320
9.25%, 4/17/30		150	164
9.65%, 11/21/54 (a)		165	179
			805
Ethiopia (1.8%)
Sovereign (1.8%)
Ethiopia International Bond,
6.63%, 12/11/24 (c)(d)		2,042	1,963

Gabon (0.1%)
Sovereign (0.1%)
Gabon Government International Bond,
6.63%, 2/6/31		200	162

Georgia (1.0%)
Corporate Bonds (1.0%)
Bank of Georgia JSC,
9.50%, 7/16/29 (i)		490	498
TBC Bank JSC,
10.25%, 7/30/29 (i)		528	542
			1,040
Ghana (0.8%)
Corporate Bonds (0.8%)
Kosmos Energy Ltd.,
8.75%, 10/1/31		686	533
Tullow Oil PLC,
10.25%, 5/15/26		341	293
			826
Greece (0.3%)
Corporate Bond (0.3%)
Alpha Bank SA,
7.50%, 6/10/30 (i)	EUR	277	357

Guatemala (1.1%)
Sovereign (1.1%)
Guatemala Government Bond,
3.70%, 10/7/33		$500	446
5.38%, 4/24/32		400	403
6.55%, 2/6/37		300	317
			1,166
Guyana (0.2%)
Corporate Bond (0.2%)
Secure International Finance Co., Inc.,
10.00%, 6/3/29 (a)		176	177

Honduras (1.0%)
Sovereign (1.0%)
Honduras Government International Bond,
8.63%, 11/27/34 (a)		949	1,043

Hong Kong (0.6%)
Corporate Bonds (0.6%)
CAS Capital No. 1 Ltd.,
4.00%, 7/12/26 (i)		400	396
Li & Fung Ltd.,
8.38%, 2/5/29		270	282
			678
Hungary (2.2%)
Corporate Bonds (0.7%)
MBH Bank Nyrt,
5.25%, 1/29/30	EUR	230	276
6.88%, 11/8/35		200	252
OTP Bank Nyrt,
7.30%, 7/30/35		$225	240
			768

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount	Value
	(000)	(000)
Sovereign (1.5%)
Hungary Government International Bond,
5.50%, 3/26/36	$1,200	$1,212
6.25%, 9/22/32	400	429
		1,641
		2,409
India (1.2%)
Corporate Bonds (1.2%)
HDFC Bank Ltd.,
3.70%, 8/25/26 (i)	363	357
Piramal Capital & Housing Finance Ltd.,
7.80%, 1/29/28	370	379
Vedanta Resources Finance II PLC,
10.25%, 6/3/28 (a)	280	290
11.25%, 12/3/31 (a)	280	301
		1,327
Iraq (0.1%)
Sovereign (0.1%)
Iraq International Bond,
5.80%, 1/15/28	88	87

Jamaica (0.9%)
Corporate Bonds (0.7%)
Digicel International Finance Ltd./Difl U.S. LLC,
8.63%, 8/1/32 (a)	270	278
NCB Financial Group Ltd.,
11.00%, 7/31/30 (a)	470	470
		748
Senior Loan Interests (0.2%)
Digicel International Finance Ltd.,
2025 Term Loan B,
3 Month SOFR + 5.25%, 9.48%, 8/6/32 (e)	200	200
		948
Jordan (0.6%)
Sovereign (0.6%)
Jordan Government International Bond,
5.85%, 7/7/30	707	706

Kazakhstan (0.9%)
Corporate Bonds (0.9%)
ForteBank JSC,
7.75%, 2/4/30 (a)	690	707
Kaspi.KZ JSC,
6.25%, 3/26/30	275	283
		990
Kenya (0.6%)
Sovereign (0.6%)
Republic of Kenya Government International Bond,
8.25%, 2/28/48	257	233
9.50%, 3/5/36	450	463
		696
Kuwait (2.6%)
Sovereign (2.6%)
Kuwait International Bond,
4.65%, 10/9/35	1,460	1,460
State of Kuwait,
5.00%, 10/9/30	1,370	1,370
		2,830
Lebanon (1.4%)
Sovereign (1.4%)
Lebanon Government International Bond,
5.80%, 4/14/20 (c)(d)	845	189
6.00%, 1/27/23 (c)(d)	439	99
6.10%, 10/4/22 (c)(d)	807	181
6.15%, 6/19/20 (c)(d)	17	4
6.20%, 2/26/25 (c)(d)	98	22
6.25%, 5/27/22 - 6/12/25 (c)(d)	309	70
6.38%, 3/9/49 (c)(d)	50	11
6.40%, 5/26/23 (c)(d)	1,839	416
6.60%, 11/27/26 (c)(d)	7	2
6.65%, 11/3/28 - 4/22/49 (c)(d)	384	87
6.85%, 3/23/27 - 5/25/29 (c)(d)	1,380	311
7.00%, 3/20/28 - 3/23/32 (c)(d)	548	125
7.25%, 3/23/37 (c)(d)	106	24
8.25%, 4/12/21 (c)(d)	19	4
		1,545
Malaysia (0.8%)
Corporate Bonds (0.8%)
Petronas Capital Ltd.,
2.48%, 1/28/32	800	722
4.55%, 4/21/50	200	177
		899
Mexico (3.6%)
Corporate Bonds (2.1%)
Banco Mercantil del Norte SA,
8.38%, 5/20/31 (a)(i)	320	337
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico,
5 yr. CMT + 2.65%, 5.13%, 1/18/33	265	261
8.45%, 6/29/38	336	373
Braskem Idesa SAPI,
6.99%, 2/20/32	214	127
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323
11.00% Cash, 2.00% PIK,13.00%, 9/12/30 (h)	539	310

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount		Value
	(000)		(000)
Corporate Bonds (cont’d)
Grupo Aeromexico SAB de CV,
8.63%, 11/15/31 (a)		$538	$539
Total Play Telecomunicaciones SA de CV,
11.13%, 12/31/32 (a)		321	317
			2,264
Sovereign (1.5%)
Mexico Government International Bond,
4.40%, 2/12/52		300	225
5.85%, 7/2/32		200	207
6.35%, 2/9/35		300	317
Petroleos Mexicanos,
4.50%, 1/23/26		219	218
6.75%, 9/21/47		453	374
6.84%, 1/23/30		168	171
6.88%, 8/4/26		132	134
			1,646
			3,910
Mongolia (1.0%)
Corporate Bonds (0.6%)
Golomt Bank,
11.00%, 5/20/27		200	207
Mongolian Mining Corp.,
8.44%, 4/3/30		200	203
State Bank LLC,
8.90%, 9/25/28		280	279
			689
Sovereign (0.4%)
Mongolia Government International Bond,
6.63%, 2/25/30		200	204
7.88%, 6/5/29		200	212
			416
			1,105
Montenegro (1.2%)
Sovereign (1.2%)
Montenegro Government International Bond,
4.88%, 4/1/32	EUR	1,080	1,275

Morocco (0.6%)
Sovereign (0.6%)
Morocco Government International Bond,
3.00%, 12/15/32		$500	443
4.00%, 12/15/50 (a)		300	221
			664
Mozambique (0.2%)
Sovereign (0.2%)
Mozambique International Bond,
9.00%, 9/15/31 (b)		215	192

Nicaragua (0.2%)
Corporate Bond (0.2%)
Polaris Renewable Energy, Inc.,
9.50%, 12/3/29		250	262

Nigeria (1.9%)
Corporate Bond (0.5%)
Access Bank PLC,
6.13%, 9/21/26		483	483

Sovereign (1.4%)
Nigeria Government International Bond,
7.70%, 2/23/38		200	186
10.38%, 12/9/34		1,223	1,362
			1,548
			2,031
Oman (2.1%)
Sovereign (2.1%)
Oman Government International Bond,
5.38%, 3/8/27		200	203
6.00%, 8/1/29		300	316
6.25%, 1/25/31		500	540
6.75%, 1/17/48		440	484
7.38%, 10/28/32		600	700
			2,243
Pakistan (1.1%)
Corporate Bond (0.4%)
Veon Midco BV,
3.38%, 11/25/27
		439	413
Sovereign (0.7%)
Pakistan Government International Bond,
6.88%, 12/5/27		267	268
7.38%, 4/8/31		481	472
			740
			1,153
Panama (2.3%)
Senior Loan Interests (0.2%)
Coral-U.S. Co-Borrower LLC,
2025 Term Loan B7,
3 Month SOFR + 3.25%, 7.57%, 1/31/32 (e)		217	215

Sovereign (2.1%)
Banco Latinoamericano de Comercio Exterior SA,
7.50%, 9/17/32 (a)(i)		205	211
Panama Government International Bond,
4.50%, 4/1/56		1,331	977
6.70%, 1/26/36		555	587
7.50%, 3/1/31		500	550
			2,325
			2,540

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount		Value
	(000)		(000)
Paraguay (0.5%)
Senior Loan Interests (0.5%)
Frigorifico Concepcion SA,
Term Loan B,
3 Month SOFR + 5.50%, 9.63%, 12/8/26 (e)		$557	$566

Peru (1.9%)
Corporate Bonds (1.2%)
Auna SA,
10.00%, 12/18/29 (a)		493	523
Camposol SA,
6.00%, 2/3/27		157	155
Peru LNG Srl,
5.38%, 3/22/30		175	168
Petroleos del Peru SA,
5.63%, 6/19/47		540	400
			1,246
Sovereign (0.7%)
Peruvian Government International Bond,
3.00%, 1/15/34		300	261
3.30%, 3/11/41		300	233
5.88%, 8/8/54		300	302
			796
			2,042
Philippines (1.6%)
Sovereign (1.6%)
Philippine Government International Bond,
4.75%, 3/5/35		1,000	1,008
5.00%, 7/17/33		200	207
5.50%, 1/17/48		520	532
			1,747
Romania (5.2%)
Sovereign (5.2%)
Romanian Government International Bond,
1.75%, 7/13/30	EUR	98	101
2.00%, 4/14/33		79	73
2.63%, 12/2/40		146	111
2.75%, 4/14/41		78	59
2.88%, 4/13/42		84	64
3.38%, 1/28/50		49	36
3.88%, 10/29/35		603	604
4.63%, 4/3/49		444	405
5.13%, 6/15/48		$48	39
5.63%, 2/22/36	EUR	148	170
5.75%, 3/24/35		$1,422	1,373
5.88%, 7/11/32	EUR	192	231
6.00%, 5/25/34		$48	48
6.00%, 9/24/44	EUR	418	468
6.25%, 9/10/34		98	119
6.75%, 7/11/39		488	586
7.50%, 2/10/37		$1,002	1,078
7.63%, 1/17/53		96	103
			5,668
Saudi Arabia (0.8%)
Corporate Bonds (0.8%)
Riyad Sukuk Ltd.,
6.21%, 7/14/35		270	276
Saudi Awwal Bank,
5.95%, 9/4/35		280	284
SNB Funding Ltd.,
6.00%, 6/24/35		270	277
			837
Senegal (0.2%)
Sovereign (0.2%)
Senegal Government International Bond,
5.38%, 6/8/37	EUR	240	186

Serbia (0.4%)
Sovereign (0.4%)
Serbia International Bond,
2.05%, 9/23/36		270	249
2.13%, 12/1/30		$200	175
			424
Sri Lanka (2.2%)
Sovereign (2.2%)
Sri Lanka Government International Bond,
3.10%, 1/15/30 (a)(b)(c)(d)		534	501
3.35%, 3/15/33 (a)(b)(c)(d)		650	559
3.60%, 6/15/35 - 2/15/38 (a)(b)(c)(d)		980	850
4.00%, 4/15/28 (a)(c)(d)		525	503
			2,413
Suriname (4.3%)
Senior Loan Interests (1.8%)
Staatsolie Maatschappij Suriname NV,
2025 Revolver,1.93%, 4/25/32 (f)		1,900	1,900

Sovereign (2.5%)
Suriname Government International Bond,
4.95% Cash, 3.00% PIK, 7.95%, 7/15/33 (a)(c)(d)(h)		1,548	1,544
9.00%, 12/31/50 (a)(c)(d)(e)		1,026	1,211
			2,755
			4,655
Tanzania, United Republic Of (3.9%)
Senior Loan Interests (3.9%)
HTA Group Ltd.,
2024 Term Loan Tranche A,
3 Month SOFR + 4.31%,
8.73%, 9/13/28 (e)		80	80

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount	Value
	(000)	(000)
Senior Loan Interests (cont’d)
2024 Tranche C Term Loan,
3 Month SOFR + 4.31%, 8.71%, 9/13/28 (e)	$500	$497
Tanzania,
2024 Term Loan A2,
6 Month SOFR + 5.45%, 9.46%, 2/27/31 (e)	3,700	3,700
		4,277
Togo (0.5%)
Corporate Bond (0.5%)
Ecobank Transnational, Inc.,
10.13%, 10/15/29 (a)	532	566

Trinidad And Tobago (0.2%)
Sovereign (0.2%)
Trinidad & Tobago Government International Bond,
5.95%, 1/14/31	200	204

Turkey (0.9%)
Corporate Bonds (0.9%)
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS,
9.50%, 7/10/36	253	256
Limak Yenilenebilir Enerji AS,
9.63%, 8/12/30 (a)	353	352
Zorlu Enerji Elektrik Uretim AS,
11.00%, 4/23/30	461	425
		1,033
Ukraine (2.0%)
Corporate Bond (0.3%)
Kernel Holding SA,
6.75%, 10/27/27	404	369

Sovereign (1.7%)
Ukraine Government International Bond,
3.00%, 2/1/30 - 2/1/36 (b)(c)(d)	1,026	481
4.50%, 2/1/29 - 2/1/36 (b)(c)(d)	2,335	1,354
		1,835
		2,204
United Arab Emirates (2.0%)
Corporate Bond (0.5%)
Ittihad International Ltd.,
9.75%, 11/9/28	520	547

Sovereign (1.5%)
Abu Dhabi Government International Bond,
3.13%, 4/16/30	400	389
3.88%, 4/16/50	600	493
5.00%, 4/30/34	700	743
		1,625
		2,172
Uruguay (1.3%)
Sovereign (1.3%)
Uruguay Government International Bond,
5.10%, 6/18/50	550	522
5.44%, 2/14/37	900	943
		1,465
Uzbekistan (1.9%)
Corporate Bonds (1.1%)
Jscb Agrobank,
9.25%, 10/2/29	750	815
Uzbek Industrial & Construction Bank ATB,
8.95%, 7/24/29	370	402
		1,217
Senior Loan Interests (0.1%)
Navoi Mining & Metallurgical Co.,
2024 Term Loan,
3 Month SOFR + 4.76%, 9.09%, 4/23/27 (e)	75	75

Sovereign (0.7%)
National Bank of Uzbekistan,
8.50%, 7/5/29	740	796
		2,088
Venezuela (3.7%)
Sovereign (3.7%)
Petroleos de Venezuela SA,
5.38%, 4/12/27 (c)(d)	1,819	297
5.50%, 4/12/37 (c)(d)	732	119
6.00%, 10/28/22 - 11/15/26 (c)(d)	4,609	730
8.50%, 10/27/20 - 10/20/27 (c)(d)	757	811
9.00%, 11/17/21 (c)(d)	840	139
9.75%, 5/17/35 (c)(d)	1,077	196
12.75%, 2/17/22 (c)(d)	573	106
Venezuela Government International Bond,
6.00%, 12/9/20 (c)(d)	552	99
7.00%, 12/1/18 - 3/31/38 (c)(d)	431	87
7.65%, 4/21/25 (c)(d)	500	103
7.75%, 10/13/49 (c)(d)	791	150
8.25%, 10/13/24 (c)(d)	740	153
9.00%, 5/7/23 (c)(d)	456	95
9.25%, 9/15/27 - 5/7/28 (c)(d)	1,962	472
9.38%, 1/13/34 (c)(d)	89	25
11.75%, 10/21/26 (c)(d)	292	70
11.95%, 8/5/31 (c)(d)	529	128
12.75%, 8/23/22 (c)(d)	711	168
13.63%, 8/15/18 - 8/15/49 (c)(d)	122	29
		3,977

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount	Value
	(000)	(000)
Zambia (0.1%)
Sovereign (0.1%)
Zambia Government International Bond,
5.75%, 6/30/33 (b)(c)(d)	$134	$128
Total Fixed Income Securities (Cost $106,123)		105,719

	No. of Warrants
Warrants (2.7%)
Ukraine (2.7%)
Ukraine Government International Bond expires 8/1/41 (j)	3,673,000	2,944

Venezuela (0.0%)‡
Venezuela Government International Bond, Oil-Linked Payment Obligation expires 4/15/20 (i)(j)	3,750	22
Total Warrants (Cost $2,723)		2,966

Shares
Short-Term Investments (2.7%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (k) (Cost $2,655)	2,654,455	2,655

	Face Amount (000)
United States (0.3%)
U.S. Treasury Security (0.3%)
U.S. Treasury Bill,
4.31%, 11/20/25 (l)(m) (Cost $308)	$310	308
Total Short-Term Investments (Cost $2,963)		2,963
Total Investments (102.4%) (Cost $111,809) (n)(o)		111,648
Liabilities in Excess of Other Assets (-2.4%)		(2,658)
Net Assets (100.0%)		$108,990

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.
(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)	Floating or variable rate securities: The rates disclosed are as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(f)	In addition to the term loan, the Fund has an unfunded loan commitment of approximately $1,900,000, which could be extended at the option of the borrower. As of September 30, 2025, Staatsolie Maatschappij Suriname NV, did not draw down any of the commitment.
(g)	When-issued security.
(h)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(i)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of September 30, 2025.
(j)	Non-income producing security.
(k)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Fund.
(l)	Rate shown is the yield to maturity at September 30, 2025.
(m)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(n)	Securities are available for collateral in connection with purchase of when-issued security, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(o)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,111,000 and the aggregate gross unrealized depreciation is approximately $7,272,000, resulting in net unrealized depreciation of approximately $161,000.
CMT	Constant Maturity Treasury Note Rate.
EUR	EURO
EURIBOR	Euro Interbank Offered Rate.
PIK	Payment-in-Kind.
SOFR	Secured Overnight Financing Rate.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2025:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	EUR	1,000		$1,170	10/10/25	$(5)
Barclays Bank PLC	EUR	1,000		$1,170	10/10/25	(5)
Barclays Bank PLC	EUR	1,000		$1,170	10/10/25	(5)
HSBC Bank PLC		$187	EUR	160	10/10/25	1
HSBC Bank PLC		$948	EUR	800	10/10/25	(8)
State Street Bank and Trust Co.	EUR	990		$1,158	10/10/25	(5)
State Street Bank and Trust Co.	EUR	829		$970	10/10/25	(4)
State Street Bank and Trust Co.	EUR	210		$246	10/10/25	(1)
State Street Bank and Trust Co.	EUR	89		$104	10/10/25	(— @)
State Street Bank and Trust Co.	EUR	259		$303	10/10/25	(1)
State Street Bank and Trust Co.	EUR	924		$1,081	10/10/25	(5)
State Street Bank and Trust Co.	EUR	162		$190	10/10/25	(1)
State Street Bank and Trust Co.	EUR	945		$1,105	10/10/25	(5)
State Street Bank and Trust Co.	EUR	342		$399	10/10/25	(2)
State Street Bank and Trust Co.	EUR	491		$574	10/10/25	(3)
State Street Bank and Trust Co.	EUR	1,571		$1,837	10/10/25	(8)
State Street Bank and Trust Co.	EUR	365		$427	10/10/25	(2)
State Street Bank and Trust Co.		$248	EUR	210	10/10/25	(1)
						$(60)

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	11	Dec-25		$2,200	$2,292	$3
U.S. Treasury 5 yr. Note (United States)	14	Dec-25		1,400	1,529	(2)
U.S. Treasury 10 yr. Ultra Note (United States)	82	Dec-25		8,200	9,436	112
U.S. Treasury Long Bond (United States)	54	Dec-25		5,400	6,296	126
Ultra U.S. Treasury Bond (United States)	87	Dec-25		8,700	10,446	277
Short:
German Euro-Schatz Index (Germany)	13	Dec-25	EUR	(1,300)	(1,633)	2
German Euro-Bobl Index (Germany)	25	Dec-25		(2,500)	(3,458)	1
German Euro-Bund Index (Germany)	38	Dec-25		(3,800)	(5,736)	(26)
U.S. Treasury 10 yr. Note (United States)	46	Dec-25		$(4,600)	(5,175)	15
						$508

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at September 30, 2025:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC* Egypt Government International Bonds	NR	Sell	1.00%	Quarterly	12/20/28	$188	$(12)	$(55)	$43
Barclays Bank PLC Pan American Energy LLC	NR	Sell	1.00	Quarterly	12/20/25	240	— @	(3)	3
Goldman Sachs International Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/26	261	(— @)	(12)	12
Morgan Stanley & Co. LLC* Petrobras Global Finance BV	NR	Buy	1.00	Quarterly	12/20/30	1,985	44	50	(6)
Goldman Sachs International Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/27	710	(8)	(18)	10
JPMorgan Chase Bank NA Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/27	312	(4)	(9)	5
Barclays Bank PLC Petroleos Mexicanos	NR	Sell	1.00	Quarterly	12/20/26	634	(4)	(11)	7
Barclays Bank PLC Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/27	476	(5)	(12)	7
Barclays Bank PLC Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/27	100	(1)	(3)	2
							$10	(73)	$83

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
NR		Not rated.
EUR	—	Euro

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	58.1%
Corporate Bonds	28.1
Senior Loan Interests	8.5
Other*	5.3
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open futures contracts with a value of approximately $46,001,000 and net unrealized appreciation of approximately $508,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $60,000. Also does not include open swap agreements with net unrealized appreciation of approximately $83,000.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (98.9%)
Brazil (5.1%)
Banco BTG Pactual SA (Units) (a)	55,489	$503
Itau Unibanco Holding SA (Preference)	282,518	2,074
Raia Drogasil SA	342,985	1,187
Rede D’Or Sao Luiz SA	242,138	1,914
Vale SA	84,174	911
WEG SA	340,050	2,338
		8,927
Chile (0.7%)
Banco de Chile	8,074,317	1,226

China (23.4%)
Alibaba Group Holding Ltd. (b)	319,300	7,141
Bank of Jiangsu Co. Ltd., Class A	728,000	1,026
Bank of Ningbo Co. Ltd., Class A	210,500	782
BYD Co. Ltd., H Shares (b)	51,000	721
China Construction Bank Corp., H Shares (b)	3,188,230	3,058
China International Capital Corp. Ltd., Class H (b)	282,800	774
China Merchants Bank Co. Ltd., H Shares (b)	375,000	2,244
Contemporary Amperex Technology Co. Ltd., Class A	22,300	1,265
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	162,509	1,635
Kuaishou Technology (b)	81,000	876
NARI Technology Co. Ltd., Class A	310,700	1,004
NAURA Technology Group Co. Ltd., Class A	17,620	1,123
NetEase, Inc. (b)	48,500	1,473
Ping An Insurance Group Co. of China Ltd., Class H (b)	123,500	840
Shenzhen Inovance Technology Co. Ltd., Class A	107,200	1,266
Tencent Holdings Ltd. (b)	134,400	11,452
Trip.com Group Ltd. ADR	26,127	1,965
Xiaomi Corp., Class B (b)(c)	237,600	1,651
Yum China Holdings, Inc.	18,426	791
		41,087
Czech Republic (0.6%)
Komercni Banka AS	21,676	1,088

India (21.3%)
360 ONE WAM Ltd.	70,979	818
Avenue Supermarts Ltd. (c)	17,201	867
Axis Bank Ltd.	109,358	1,393
Bajaj Auto Ltd.	13,040	1,275
Bajaj Finance Ltd.	155,361	1,748
CG Power & Industrial Solutions Ltd.	67,768	566
Colgate-Palmolive India Ltd.	13,912	348
Grasim Industries Ltd.	40,419	1,255
HDFC Asset Management Co. Ltd.	26,296	1,638
HDFC Bank Ltd.	102,963	1,104
HDFC Bank Ltd. ADR	47,400	1,619
Hindalco Industries Ltd.	74,570	640
Hitachi Energy India Ltd.	7,029	1,425
ICICI Bank Ltd.	198,683	3,011
IDFC First Bank Ltd.	1,890,478	1,485
Infosys Ltd. ADR (d)	109,907	1,788
Larsen & Toubro Ltd.	26,123	1,077
Lodha Developers Ltd.	92,412	1,182
Mahindra & Mahindra Ltd.	64,717	2,498
MakeMyTrip Ltd. (c)	7,865	736
Max Healthcare Institute Ltd.	116,851	1,467
Pidilite Industries Ltd.	67,282	1,112
Reliance Industries Ltd.	202,874	3,116
Samvardhana Motherson International Ltd.	644,469	768
Shriram Finance Ltd.	114,548	794
State Bank of India	227,630	2,235
Swiggy Ltd. (c)	110,906	528
United Breweries Ltd.	46,792	949
		37,442
Indonesia (0.4%)
Cisarua Mountain Dairy Tbk. PT	2,529,000	698

Korea, Republic of (10.2%)
HYBE Co. Ltd.	2,290	435
Hyundai Motor Co.	8,063	1,236
KB Financial Group, Inc.	20,791	1,716
Kia Corp.	12,879	924
KT&G Corp.	9,703	924
NAVER Corp.	8,749	1,679
Samsung Electronics Co. Ltd.	162,668	9,752
SK Hynix, Inc.	5,246	1,301
		17,967
Malaysia (1.2%)
CIMB Group Holdings Bhd.	655,000	1,144
Malayan Banking Bhd.	401,600	946
		2,090
Mexico (4.3%)
Grupo Financiero Banorte SAB de CV Series O	265,590	2,668
Kimberly-Clark de Mexico SAB de CV, Class A	967,350	2,037
Prologis Property Mexico SA de CV REIT	218,795	896
Wal-Mart de Mexico SAB de CV	614,758	1,899
		7,500
Peru (0.5%)
Credicorp Ltd.	3,239	863

Poland (3.0%)
Allegro.eu SA (c)	242,971	2,384
Budimex SA	6,619	928
Powszechna Kasa Oszczednosci Bank Polski SA	96,712	1,879
		5,191

Morgan Stanley Variable Insurance Fund, Inc.
Third Quarter Report – September 30, 2025 (unaudited)
Portfolio of Investments (cont’d)
Emerging Markets Equity Portfolio

	Shares	Value (000)
Saudi Arabia (1.2%)
Alinma Bank	144,084	$1,028
Bupa Arabia for Cooperative Insurance Co.	25,468	1,120
		2,148
South Africa (3.1%)
AVI Ltd.	243,808	1,398
Capitec Bank Holdings Ltd.	10,696	2,158
Clicks Group Ltd.	52,900	1,079
OUTsurance Group Ltd.	192,628	800
		5,435
Taiwan (21.8%)
Airtac International Group	26,901	668
Alchip Technologies Ltd.	14,000	1,608
ASE Technology Holding Co. Ltd.	244,000	1,332
Chailease Holding Co. Ltd.	200,980	737
Delta Electronics, Inc.	48,000	1,352
Hon Hai Precision Industry Co. Ltd.	377,000	2,692
MediaTek, Inc.	44,000	1,908
Taiwan Semiconductor Manufacturing Co. Ltd.	565,000	24,543
Unimicron Technology Corp.	255,000	1,278
Wiwynn Corp.	20,242	2,218
		38,336
United Kingdom (1.4%)
Antofagasta PLC	65,564	2,438

United States (0.7%)
MercadoLibre, Inc. (c)	556	1,299
Total Common Stocks (Cost $109,247)		173,735

Short-Term Investments (3.6%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.04% (e) (Cost $4,469)	4,469,212	4,469

Securities held as Collateral on Loaned Securities (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.04% (e) (Cost $1,841)	1,840,942	1,841
Total Short-Term Investments (Cost $6,310)		6,310
Total Investments (102.5%) (Cost $115,557) including $1,788 of Securities Loaned (f)(g)(h)		180,045
Liabilities in Excess of Other Assets (–2.5%)		(4,361)
Net Assets (100.0%)		$175,684

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2025, were approximately $1,788,000 and $1,841,000, respectively. The Fund received cash collateral of approximately $1,841,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Fund.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(g)	The approximate fair value and percentage of net assets, $148,246,000 and 84.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(h)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $67,533,000 and the aggregate gross unrealized depreciation is approximately $3,045,000, resulting in net unrealized appreciation of approximately $64,488,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	41.0%
Banks	19.5
Semiconductors & Semiconductor Equipment	17.9
Interactive Media & Services	7.9
Tech Hardware, Storage & Peripherals	7.6
Broadline Retail	6.1
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2025.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (40.0%)
Agency Fixed Rate Mortgages (3.9%)
United States (3.9%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.00%, 6/1/52		$566	$458
3.00%, 11/1/52		89	78
4.50%, 1/1/49		11	11
5.50%, 12/1/54		250	252
Gold Pools:
3.50%, 2/1/45 - 6/1/45		140	131
4.50%, 1/1/49		7	7
Federal National Mortgage Association,
Conventional Pools:
2.50%, 10/1/51		263	222
3.00%, 4/1/52		344	304
3.50%, 1/1/51		350	324
4.00%, 11/1/41 - 1/1/46		141	136
4.50%, 3/1/41 - 11/1/44		52	51
5.00%, 1/1/41 - 3/1/41		20	21
5.50%, 8/1/55		227	229
6.00%, 1/1/38		4	4
6.50%, 10/1/53		17	18
October TBA:
2.50%, 10/1/55 (a)		530	447
3.00%, 10/1/55 (a)		60	53
4.00%, 10/1/55 (a)		60	57
4.50%, 10/1/55 (a)		60	58
5.00%, 10/1/55 (a)		140	139
6.00%, 10/1/54 (a)		300	306
Government National Mortgage Association,
Various Pools:
4.00%, 7/15/44		6	6
5.00%, 2/20/49		3	3
Total Agency Fixed Rate Mortgages (Cost $3,434)			3,315

Asset-Backed Securities (0.9%)
Ireland (0.0%)‡
European Residential Loan Securitisation 2019-NPL1 DAC, Class A
1 Month EURIBOR + 3.25%, 5.16%, 7/24/54 (b)	EUR	35	41

United States (0.9%)
Cloud Capital Holdco LP, Class A2
5.78%, 11/22/49 (c)		$150	153
DataBank Issuer II LLC, Class A2
5.18%, 9/27/55 (c)		160	161
Renaissance Home Equity Loan Trust,
1 Month Term SOFR + 0.87%, 5.03%, 12/25/32 (b)		69	66
Retained Vantage Data Centers Issuer LLC, Class A2A
5.00%, 9/15/48 (c)		100	100
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 2.49%, 7/25/39 (b)	EUR	43	48
STAR Trust, Class A
1 Month Term SOFR + 1.75%, 5.90%, 10/17/41 (b)(c)		$200	200
			728
Total Asset-Backed Securities (Cost $751)			769

Commercial Mortgage-Backed Securities (0.5%)
Germany (0.0%)‡
Berg Finance DAC,
3 Month EURIBOR + 1.05%, 3.05%, 4/22/33 (b)	EUR	15	17

United States (0.5%)
BAMLL Trust,
1 Month Term SOFR + 2.35%, 6.50%, 8/15/39 (b)(c)		$200	201
BPR Trust,
1 Month Term SOFR + 3.00%, 7.15%, 5/15/39 (b)(c)		100	101
JW Commercial Mortgage Trust,
1 Month Term SOFR + 1.62%, 5.77%, 6/15/39 (b)(c)		100	100
			402
Total Commercial Mortgage-Backed Securities (Cost $418)			419

Corporate Bonds (7.8%)
Australia (0.4%)
NBN Co. Ltd.,
2.63%, 5/5/31 (c)		200	183
Westpac Banking Corp.,
2.67%, 11/15/35		125	112
			295
Canada (0.4%)
Province of Quebec Canada,
0.00%, 10/29/30	EUR	210	215
Rogers Communications, Inc.,
3.80%, 3/15/32		$100	95
			310
France (0.6%)
AXA SA,
3.25%, 5/28/49	EUR	100	118
BNP Paribas SA,
1.13%, 6/11/26		225	262
BPCE SA,
5.75%, 6/1/33		100	126
			506

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Germany (0.5%)
Allianz SE,
5.82%, 7/25/53	EUR	100	$133
RWE AG,
3.63%, 1/10/32		30	36
Volkswagen International Finance NV,
Series 10Y
1.88%, 3/30/27		200	232
			401
Japan (0.1%)
JT International Financial Services BV,
3.63%, 4/11/34		100	116

Korea, Republic of (0.2%)
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (c)		$200	198

Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings SARL,
1.25%, 4/26/27	EUR	100	115

Netherlands (0.2%)
Alliander NV,
4.50%, 3/27/32 (d)		100	122

Spain (0.1%)
CaixaBank SA,
4.00%, 3/5/37		100	119

United Arab Emirates (0.2%)
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (c)		$225	198

United Kingdom (0.7%)
BAT Capital Corp.,
3.56%, 8/15/27		108	107
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	100	134
2.87%, 11/22/32		$200	180
Lloyds Banking Group PLC,
2.00%, 4/12/28	GBP	100	130
			551
United States (4.3%)
Aon North America, Inc.,
5.45%, 3/1/34		$100	104
AT&T, Inc.,
2.90%, 12/4/26	GBP	100	132
3.65%, 6/1/51		$75	54
Bank of New York Mellon Corp.,
MTN
5.19%, 3/14/35		75	77
Boeing Co.,
5.81%, 5/1/50		50	50
6.26%, 5/1/27		25	26
6.30%, 5/1/29		25	27
Charles Schwab Corp.,
5.85%, 5/19/34		90	96
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.50%, 3/1/42		25	18
5.38%, 5/1/47		100	86
Citigroup, Inc.,
3.79%, 3/17/33		275	261
Diamondback Energy, Inc.,
6.25%, 3/15/33		50	54
Enterprise Products Operating LLC,
3.95%, 1/31/60		50	37
4.95%, 2/15/35		25	25
Global Payments, Inc.,
4.45%, 6/1/28		100	100
Goldman Sachs Group, Inc.,
0.75%, 3/23/32	EUR	90	91
5.85%, 4/25/35		$100	107
Hyundai Capital America,
5.30%, 6/24/29 (c)		150	154
Jefferies Financial Group, Inc.,
2.63%, 10/15/31		100	89
JPMorgan Chase & Co.,
6.25%, 10/23/34		175	193
Kinder Morgan, Inc.,
5.15%, 6/1/30		100	103
Las Vegas Sands Corp.,
5.63%, 6/15/28		25	26
5.90%, 6/1/27		50	51
6.00%, 8/15/29 - 6/14/30		60	62
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	100	105
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (c)		$150	142
Micron Technology, Inc.,
5.30%, 1/15/31		200	207
Nuveen LLC,
5.85%, 4/15/34 (c)		25	26
ONEOK, Inc.,
5.05%, 11/1/34		100	99
Oracle Corp.,
5.20%, 9/26/35		50	50
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63		50	48
PNC Financial Services Group, Inc.,
6.88%, 10/20/34		125	142
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	100	114

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont’d)
Thermo Fisher Scientific, Inc.,
0.88%, 10/1/31	EUR	100	$104
Transcontinental Gas Pipe Line Co. LLC,
4.60%, 3/15/48		$125	109
U.S. Bancorp,
5.68%, 1/23/35		50	53
5.84%, 6/12/34		75	80
Upjohn Finance BV,
1.91%, 6/23/32	EUR	100	103
Verizon Communications, Inc.,
2.55%, 3/21/31		$50	45
3.38%, 10/27/36	GBP	100	109
Vontier Corp.,
2.40%, 4/1/28		$50	48
			3,607
Total Corporate Bonds (Cost $6,434)			6,538

Mortgages - Other (1.7%)
United Kingdom (0.1%)
Landmark Mortgage Securities No. 3 PLC,
1 day GBP SONIA + 2.22%, 6.28%, 4/17/44 (b)	GBP	46	60

United States (1.6%)
A&D Mortgage Trust, Class A1
6.13%, 5/25/68 (c)		$150	151
Bayview Opportunity Master Fund VIA Trust,
3.00%, 1/25/52 (b)(c)		81	70
Chase Home Lending Mortgage Trust,
5.50%, 8/25/55 (b)(c)		140	141
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57		69	61
3.00%, 7/25/58		74	64
3.00%, 10/25/58		11	10
4.00%, 10/25/58		10	10
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45		14	12
3.00%, 7/25/46		7	6
3.00%, 5/25/47		32	27
3.50%, 5/25/45		6	6
3.50%, 9/25/45		15	14
3.50%, 7/25/46		9	8
4.00%, 5/25/45		2	2
3.00%, 12/25/46		26	22
GCAT Trust, Class 2A2
6.50%, 1/25/54 (b)(c)		90	91
GS Mortgage-Backed Securities Trust, Class A1
6.00%, 2/25/56 (b)(c)		100	101
Hundred Acre Wood Trust,
2.50%, 12/25/51 (b)(c)		76	64
JP Morgan Mortgage Trust,
3.00%, 4/25/52 (b)(c)		140	121
3.00%, 9/25/52 (b)(c)		153	133
3.25%, 7/25/52 (b)(c)		74	67
PRKCM 2023-AFC1 Trust, Class A1
6.60%, 2/25/58 (c)		106	107
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(c)		76	63
			1,351
Total Mortgages - Other (Cost $1,505)			1,411

Sovereign (20.9%)
Australia (1.1%)
Australia Government Bond,
1.25%, 5/21/32	AUD	190	106
Queensland Treasury Corp.,
3.25%, 5/21/35 (c)	EUR	100	117
South Australian Government Financing Authority,
1.75%, 5/24/34	AUD	200	105
Treasury Corp. of Victoria,
2.00%, 9/17/35		420	213
2.25%, 9/15/33		389	216
MTN
1.50%, 9/10/31		260	147
			904
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30	EUR	60	63

Belgium (0.2%)
Kingdom of Belgium Government Bond,
1.70%, 6/22/50		80	60
3.45%, 6/22/43		100	111
			171
Canada (1.4%)
British Columbia Investment Management Corp.,
4.00%, 6/2/35	CAD	200	146
Canadian Government Bond,
2.00%, 12/1/51		20	10
3.25%, 12/1/33		950	693
Province of Alberta Canada,
3.38%, 4/2/35	EUR	100	119
Province of Ontario Canada,
3.25%, 7/3/35		100	117
Province of Quebec Canada,
3.25%, 5/22/35		100	117
			1,202

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Chile (0.3%)
Chile Government International Bond,
3.75%, 1/14/32	EUR	100	$120
3.80%, 7/1/35		30	35
3.88%, 7/9/31		100	121
			276
China (3.5%)
China Government Bond,
1.43%, 1/25/30	CNY	2,640	368
2.04%, 11/25/34		1,390	199
2.37%, 1/20/27		1,200	171
2.40%, 7/15/28		1,000	144
2.69%, 8/15/32		1,300	193
2.80%, 11/15/32		3,390	509
3.12%, 10/25/52		400	66
3.13%, 11/21/29		3,550	531
3.27%, 11/19/30		2,510	383
3.52%, 4/25/46		50	9
3.53%, 10/18/51		200	35
3.81%, 9/14/50		300	54
3.86%, 7/22/49		1,410	256
			2,918
Czech Republic (0.1%)
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	1,100	46

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	580	89

Estonia (0.1%)
Estonia Government International Bond,
3.25%, 1/17/34	EUR	60	71

Finland (0.2%)
Finland Government Bond,
0.13%, 4/15/36		220	188

France (1.2%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		100	99
French Republic Government Bond OAT,
0.00%, 11/25/29		630	666
2.70%, 2/25/31		110	128
SNCF Reseau,
1.88%, 3/30/34		100	103
			996
Germany (2.7%)
Bundesobligation,
1.30%, 10/15/27		1,110	1,286
Bundesrepublik Deutschland Bundesanleihe,
0.25%, 2/15/29		240	265
2.20%, 2/15/34		160	182
2.50%, 8/15/54		340	343
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		230	227
			2,303
Greece (0.0%)‡
Hellenic Republic Government Bond,
4.38%, 7/18/38		30	38

Hungary (0.3%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	8,480	22
Hungary Government International Bond,
6.25%, 9/22/32		$200	215
			237
Indonesia (0.1%)
Indonesia Treasury Bond,
8.38%, 3/15/34	IDR	1,646,000	112

Ireland (0.1%)
Ireland Government Bond,
0.40%, 5/15/35	EUR	60	55

Italy (1.0%)
Italy Buoni Poliennali Del Tesoro,
0.45%, 2/15/29		50	55
2.50%, 12/1/32		80	90
3.85%, 7/1/34		230	280
4.00%, 11/15/30		210	261
4.45%, 9/1/43		58	71
4.50%, 10/1/53		100	120
			877
Japan (2.3%)
Japan Government Ten Year Bond,
0.80%, 3/20/34	JPY	31,150	198
0.90%, 9/20/34		68,150	434
1.10%, 6/20/34		16,900	110
1.40%, 3/20/35		78,900	523
Japan Government Thirty Year Bond,
0.30%, 6/20/46		31,200	133
0.40%, 9/20/49		37,000	145
0.70%, 12/20/51		22,200	88
Japan Government Twenty Year Bond,
0.40%, 6/20/41		65,050	331
			1,962
Korea, Republic of (0.5%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$200	198
Korea Development Bank,
0.80%, 7/19/26		200	195
			393

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Lithuania (0.3%)
Lithuania Government International Bond,
3.50%, 7/3/31	EUR	240	$290

Malaysia (0.2%)
Malaysia Government Bond,
3.58%, 7/15/32	MYR	390	93
3.89%, 8/15/29		410	100
			193
Mexico (0.4%)
Mexican Bonos,
7.50%, 6/3/27	MXN	1,700	93
7.75%, 11/23/34		1,000	52
8.50%, 5/31/29		800	44
Mexico Government International Bond,
3.50%, 9/19/29	EUR	100	118
			307
Netherlands (0.3%)
Netherlands Government Bond,
0.00%, 7/15/30		180	189
2.75%, 1/15/47		20	21
			210
New Zealand (0.3%)
New Zealand Government Bond,
4.25%, 5/15/34	NZD	60	36
4.50%, 5/15/35		21	12
New Zealand Local Government Funding Agency Bond,
MTN
4.40%, 9/8/27	AUD	310	207
			255
Norway (0.0%)‡
Norway Government Bond,
3.75%, 6/12/35	NOK	160	16

Poland (0.2%)
Bank Gospodarstwa Krajowego,
3.25%, 3/18/30	EUR	100	119
Republic of Poland Government Bond,
1.75%, 4/25/32	PLN	200	45
			164
Portugal (0.0%)‡
Portugal Obrigacoes do Tesouro OT,
3.63%, 6/12/54	EUR	30	33

Romania (0.1%)
Romanian Government International Bond,
5.25%, 3/10/30		70	85

Saudi Arabia (0.2%)
Saudi Government International Bond,
3.38%, 3/5/32 (c)	EUR	160	190

Singapore (0.1%)
Singapore Government Bond,
2.63%, 8/1/32	SGD	100	82

Slovakia (0.2%)
Slovakia Government Bond,
3.75%, 2/27/40	EUR	130	150

Slovenia (0.3%)
Slovenia Government International Bond,
5.00%, 9/19/33 (c)		$200	207

Spain (1.0%)
Spain Government Bond,
0.00%, 1/31/28	EUR	50	56
2.70%, 10/31/48		40	38
3.45%, 10/31/34		410	493
3.50%, 5/31/29		160	195
4.00%, 10/31/54		20	23
			805
Sweden (0.1%)
Sweden Government Bond,
2.25%, 5/11/35	SEK	400	41

Switzerland (0.2%)
Swiss Confederation Government Bond,
0.25%, 6/23/35	CHF	110	139

Thailand (0.2%)
Thailand Government Bond,
1.59%, 12/17/35	THB	2,560	80
2.00%, 12/17/31		3,660	118
			198
United Kingdom (1.5%)
United Kingdom Gilt,
0.63%, 10/22/50	GBP	320	150
0.88%, 7/31/33		220	226
3.50%, 10/22/25		360	484
4.25%, 7/31/34		230	301
4.75%, 10/22/43		80	100
			1,261
Total Sovereign (Cost $17,770)			17,527

Supranational (0.3%)
Corp. Andina de Fomento,
5.00%, 1/24/29 - 1/22/30		$140	144
MTN
5.30%, 2/19/29	AUD	160	108
Total Supranational (Cost $243)			252

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (4.0%)
United States (4.0%)
U.S. Treasury Bonds,
1.13%, 5/15/40	$620	$395
4.88%, 8/15/45	325	332
U.S. Treasury Notes,
3.38%, 5/15/33	720	692
4.00%, 7/31/32	460	462
4.13%, 9/30/27—8/31/30	1,490	1,512
Total U.S. Treasury Securities (Cost $3,470)		3,393
Total Fixed Income Securities (Cost $34,025)		33,624

	Shares
Common Stocks (49.0%)
Australia (0.9%)
ANZ Group Holdings Ltd.	1,670	37
APA Group	738	4
Aristocrat Leisure Ltd.	313	14
ASX Ltd.	111	4
BHP Group Ltd.	2,911	81
BlueScope Steel Ltd.	250	4
Brambles Ltd.	774	13
CAR Group Ltd.	214	5
Cochlear Ltd.	37	7
Coles Group Ltd.	760	12
Commonwealth Bank of Australia	933	103
Computershare Ltd.	290	7
CSL Ltd.	269	35
Evolution Mining Ltd.	1,092	8
Fortescue Ltd.	985	12
Goodman Group REIT	1,150	25
Insurance Australia Group Ltd.	1,324	7
James Hardie Industries PLC (e)	327	6
Lottery Corp. Ltd.	1,267	5
Macquarie Group Ltd.	203	29
Medibank Pvt Ltd.	1,555	5
National Australia Bank Ltd.	1,718	50
Northern Star Resources Ltd.	749	12
Origin Energy Ltd.	978	8
Pro Medicus Ltd.	33	7
Qantas Airways Ltd.	424	3
QBE Insurance Group Ltd.	858	12
REA Group Ltd.	30	5
Rio Tinto Ltd.	215	17
Santos Ltd.	1,849	8
Scentre Group REIT	2,958	8
SGH Ltd.	115	4
Sigma Healthcare Ltd.	2,629	5
Sonic Healthcare Ltd.	266	4
South32 Ltd.	2,578	5
Stockland REIT	1,359	6
Suncorp Group Ltd.	609	8
Telstra Group Ltd.	2,260	7
Transurban Group (Units)	1,766	16
Vicinity Ltd. REIT	2,206	4
Washington H Soul Pattinson & Co. Ltd.	198	5
Wesfarmers Ltd.	644	39
Westpac Banking Corp.	1,909	49
WiseTech Global Ltd.	116	7
Woodside Energy Group Ltd.	1,077	16
Woolworths Group Ltd.	693	12
Xero Ltd. (e)	94	10
		750
Austria (0.0%)‡
Erste Group Bank AG	180	18
OMV AG	86	4
Verbund AG	39	3
		25
Belgium (0.1%)
Ageas SA	81	6
Anheuser-Busch InBev SA	539	32
Argenx SE (e)	34	25
D’ieteren Group	12	2
Elia Group SA	24	3
Groupe Bruxelles Lambert NV	43	4
KBC Group NV	126	15
Sofina SA	9	3
Syensqo SA	40	3
UCB SA	60	17
		110
Canada (1.8%)
Agnico Eagle Mines Ltd.	281	47
Alamos Gold, Inc., Class A	236	8
Alimentation Couche-Tard, Inc.	427	23
AltaGas Ltd.	169	5
ARC Resources Ltd.	336	6
AtkinsRealis Group, Inc.	94	7
Bank of Montreal	410	53
Bank of Nova Scotia	706	46
Barrick Mining Corp.	989	33
BCE, Inc.	40	1
Bombardier, Inc., Class B (e)	49	7
Brookfield Asset Management Ltd., Class A	232	13
Brookfield Corp.	769	53
Brookfield Renewable Corp.	78	3
CAE, Inc. (e)	167	5
Cameco Corp.	252	21
Canadian Imperial Bank of Commerce	539	43
Canadian National Railway Co.	300	28
Canadian Natural Resources Ltd.	1,205	39
Canadian Pacific Kansas City Ltd.	521	39
Canadian Tire Corp. Ltd., Class A	29	3

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont’d)
Canadian Utilities Ltd., Class A	76	$2
CCL Industries, Inc., Class B	85	5
Celestica, Inc. (e)	64	16
Cenovus Energy, Inc.	794	14
CGI, Inc.	112	10
Constellation Software, Inc.	11	30
Descartes Systems Group, Inc. (e)	48	5
Dollarama, Inc.	158	21
Element Fleet Management Corp.	228	6
Emera, Inc.	168	8
Empire Co. Ltd., Class A	72	3
Enbridge, Inc.	1,240	63
Fairfax Financial Holdings Ltd.	11	19
First Quantum Minerals Ltd. (e)	372	8
FirstService Corp.	23	4
Fortis, Inc.	282	14
Franco-Nevada Corp.	109	24
George Weston Ltd.	98	6
GFL Environmental, Inc.	140	7
Gildan Activewear, Inc.	82	5
Great-West Lifeco, Inc.	156	6
Hydro One Ltd.	186	7
iA Financial Corp., Inc.	52	6
IGM Financial, Inc.	47	2
Imperial Oil Ltd.	103	9
Intact Financial Corp.	101	20
Ivanhoe Mines Ltd., Class A (e)	405	4
Keyera Corp.	131	4
Kinross Gold Corp.	689	17
Loblaw Cos. Ltd.	338	13
Lundin Gold, Inc.	61	4
Lundin Mining Corp.	378	6
Magna International, Inc.	152	7
Manulife Financial Corp.	962	30
Metro, Inc.	116	8
National Bank of Canada	225	24
Nutrien Ltd.	281	17
Open Text Corp.	145	5
Pan American Silver Corp.	237	9
Pembina Pipeline Corp.	333	13
Power Corp. of Canada	316	14
RB Global, Inc.	105	11
Restaurant Brands International, Inc.	176	11
Rogers Communications, Inc., Class B	208	7
Royal Bank of Canada	797	118
Saputo, Inc.	140	3
Shopify, Inc., Class A (e)	661	98
Stantec, Inc.	65	7
Sun Life Financial, Inc.	318	19
Suncor Energy, Inc.	711	30
TC Energy Corp.	595	32
Teck Resources Ltd., Class B	251	11
TELUS Corp.	285	5
TFI International, Inc.	45	4
Thomson Reuters Corp.	90	14
TMX Group Ltd.	156	6
Toromont Industries Ltd.	46	5
Toronto-Dominion Bank	981	78
Tourmaline Oil Corp.	211	9
Wheaton Precious Metals Corp.	254	28
Whitecap Resources, Inc.	716	5
WSP Global, Inc.	74	15
		1,494
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (e)(f)	18,000	—

Denmark (0.3%)
AP Moller - Maersk AS Series B	4	8
Carlsberg AS Series B	53	6
Coloplast AS Series B	71	6
Danske Bank AS	378	16
Demant AS (e)	48	2
DSV AS	115	23
Genmab AS (e)	34	10
Novo Nordisk AS, Class B	1,790	100
Novonesis Novozymes B Series B	194	12
Orsted AS (e)	292	5
Pandora AS	44	6
Rockwool AS, Class B	55	2
Tryg AS	188	5
Vestas Wind Systems AS	558	10
		211
Finland (0.1%)
Elisa OYJ	81	4
Fortum OYJ	245	5
Kesko OYJ, Class B	153	3
Kone OYJ, Class B	192	13
Metso OYJ	380	5
Neste OYJ	240	4
Nokia OYJ	2,909	14
Nordea Bank Abp	1,752	29
Orion OYJ, Class B	61	5
Sampo OYJ, Class A	1,360	16
Stora Enso OYJ, Class R	323	4
UPM-Kymmene OYJ	295	8
Wartsila OYJ Abp	283	8
		118
France (1.4%)
Accor SA	111	5
Aeroports de Paris SA	20	3
Air Liquide SA	326	68
Airbus SE	336	79

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
France (cont’d)
Alstom SA (e)	196	$5
Amundi SA	35	3
ArcelorMittal SA	267	10
Arkema SA	32	2
AXA SA	1,006	48
BioMerieux	24	3
BNP Paribas SA	577	53
Bollore SE	389	2
Bouygues SA	108	5
Bureau Veritas SA	190	6
Capgemini SE	91	13
Carrefour SA	332	5
Cie de Saint-Gobain SA	255	28
Cie Generale des Etablissements Michelin SCA	383	14
Covivio SA REIT	31	2
Credit Agricole SA	598	12
Danone SA	365	32
Dassault Aviation SA	11	4
Dassault Systemes SE	377	13
Edenred SE	135	3
Eiffage SA	39	5
Engie SA	1,038	22
EssilorLuxottica SA	169	55
Eurofins Scientific SE	67	5
Euronext NV	44	7
FDJ UNITED	63	2
Gecina SA REIT	26	3
Getlink SE	172	3
Hermes International SCA	17	42
Ipsen SA	21	3
Kering SA	40	13
Klepierre SA REIT	122	5
Legrand SA	149	25
L’Oreal SA	137	60
LVMH Moet Hennessy Louis Vuitton SE	140	86
Orange SA	1,059	17
Pernod Ricard SA	114	11
Publicis Groupe SA	129	12
Renault SA	109	5
Rexel SA	126	4
Safran SA	204	72
Sanofi SA	626	59
Sartorius Stedim Biotech	17	3
Schneider Electric SE	312	88
Societe Generale SA	413	28
Sodexo SA	51	3
STMicroelectronics NV	385	11
Teleperformance SE	30	2
Thales SA	52	16
TotalEnergies SE	1,189	72
Unibail-Rodamco-Westfield REIT	68	7
Veolia Environnement SA	359	12
Vinci SA	281	39
		1,215
Germany (1.3%)
adidas AG	96	20
Allianz SE (Registered)	220	93
BASF SE	504	25
Bayer AG (Registered)	547	18
Bayerische Motoren Werke AG	159	16
Bayerische Motoren Werke AG (Preference)	32	3
Beiersdorf AG	55	6
Brenntag SE	70	4
Commerzbank AG	450	17
Continental AG	63	4
Covestro AG (e)	102	7
CTS Eventim AG & Co. KGaA	35	3
Daimler Truck Holding AG	271	11
Delivery Hero SE (e)	109	3
Deutsche Bank AG (Registered)	1,067	38
Deutsche Boerse AG	106	28
Deutsche Lufthansa AG (Registered)	339	3
Deutsche Post AG (Registered)	545	24
Deutsche Telekom AG (Registered)	1,968	67
Dr. Ing hc F Porsche AG (Preference)	65	3
E.ON SE	1,276	24
Evonik Industries AG	146	3
Fresenius Medical Care AG	124	7
Fresenius SE & Co. KGaA	239	13
GEA Group AG	84	6
Hannover Rueck SE (Registered)	34	10
Heidelberg Materials AG	78	18
Henkel AG & Co. KGaA	59	4
Henkel AG & Co. KGaA (Preference)	91	7
Hensoldt AG	34	4
Infineon Technologies AG	731	29
Knorr-Bremse AG	41	4
LEG Immobilien SE	42	3
Mercedes-Benz Group AG (Registered)	405	26
Merck KGaA	73	10
MTU Aero Engines AG	30	14
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	73	47
Nemetschek SE	32	4
Porsche Automobil Holding SE (Preference)	86	3
Qiagen NV	122	6
Rational AG	3	2
Rheinmetall AG	26	61
RWE AG	359	16
SAP SE	590	158
Sartorius AG (Preference)	15	4
Scout24 SE	42	5
Siemens AG (Registered)	435	118

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Germany (cont’d)
Siemens Energy AG (e)	383	$45
Siemens Healthineers AG	190	10
Symrise AG	75	7
Talanx AG	37	5
Volkswagen AG (Preference)	115	13
Vonovia SE	420	13
Zalando SE (e)	127	4
		1,096
Hong Kong (0.3%)
AIA Group Ltd.	5,883	56
BOC Hong Kong Holdings Ltd.	2,147	10
CK Asset Holdings Ltd.	1,066	5
CK Hutchison Holdings Ltd.	1,502	10
CK Infrastructure Holdings Ltd.	361	2
CLP Holdings Ltd.	942	8
Futu Holdings Ltd. ADR	35	6
Galaxy Entertainment Group Ltd.	1,220	7
Hang Seng Bank Ltd.	435	7
Henderson Land Development Co. Ltd.	817	3
HKT Trust & HKT Ltd.	2,173	3
Hong Kong & China Gas Co. Ltd.	6,359	5
Hong Kong Exchanges & Clearing Ltd.	672	38
Hongkong Land Holdings Ltd.	615	4
Jardine Matheson Holdings Ltd.	93	6
Link REIT	1,476	7
MTR Corp. Ltd.	886	3
Power Assets Holdings Ltd.	796	5
Sands China Ltd.	1,332	4
Sino Land Co. Ltd.	2,086	3
SITC International Holdings Co. Ltd.	764	3
Sun Hung Kai Properties Ltd.	818	10
Swire Pacific Ltd., Class A	199	2
Techtronic Industries Co. Ltd.	822	10
WH Group Ltd.	4,763	5
Wharf Holdings Ltd.	608	2
Wharf Real Estate Investment Co. Ltd.	924	3
		227
Ireland (0.1%)
AIB Group PLC	1,288	12
Bank of Ireland Group PLC	583	9
Kerry Group PLC, Class A	97	9
Kingspan Group PLC	94	8
Ryanair Holdings PLC	512	15
		53
Israel (0.1%)
Azrieli Group Ltd.	22	2
Bank Hapoalim BM	665	14
Bank Leumi Le-Israel BM	785	15
Check Point Software Technologies Ltd. (e)	48	10
CyberArk Software Ltd. (e)	26	13
Elbit Systems Ltd.	15	8
ICL Group Ltd.	420	3
Israel Discount Bank Ltd., Class A	648	6
Mizrahi Tefahot Bank Ltd.	82	5
Monday.com Ltd. (e)	23	4
Nice Ltd. (e)	36	5
Nova Ltd. (e)	16	5
Phoenix Financial Ltd.	116	4
Teva Pharmaceutical Industries Ltd. ADR (e)	627	13
Wix.com Ltd. (e)	31	6
		113
Italy (0.4%)
Banca Mediolanum SpA	126	3
Banco BPM SpA	657	10
BPER Banca SpA	838	9
Davide Campari-Milano NV	346	2
Enel SpA	4,565	43
Eni SpA	1,169	20
Ferrari NV	70	34
FinecoBank Banca Fineco SpA	345	8
Generali	479	19
Infrastrutture Wireless Italiane SpA	156	2
Intesa Sanpaolo SpA	8,008	53
Leonardo SpA	223	14
Mediobanca Banca di Credito Finanziario SpA	312	6
Moncler SpA	127	8
Nexi SpA	307	2
Poste Italiane SpA	256	6
Prysmian SpA	155	15
Recordati Industria Chimica e Farmaceutica SpA	64	4
Snam SpA	1,128	7
Stellantis NV	1,121	10
Telecom Italia SpA (e)	6,486	3
Tenaris SA	209	4
Terna - Rete Elettrica Nazionale	790	8
UniCredit SpA	810	62
Unipol Assicurazioni SpA	203	4
		356
Netherlands (0.7%)
ABN AMRO Bank NV CVA	328	10
Adyen NV (e)	14	22
Aegon Ltd.	755	6
AerCap Holdings NV	101	12
Akzo Nobel NV	96	7
ASM International NV	26	16
ASML Holding NV	219	214
ASR Nederland NV	89	6
Basic-Fit NV (e)	788	24
BE Semiconductor Industries NV	40	6
Coca-Cola Europacific Partners PLC	131	12
CVC Capital Partners PLC	119	2

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Netherlands (cont’d)
DSM-Firmenich AG	104	$9
EXOR NV	52	5
Heineken Holding NV	73	5
Heineken NV	163	13
IMCD NV	33	3
ING Groep NV	1,713	45
InPost SA (e)	140	2
JDE Peet’s NV	96	3
Koninklijke Ahold Delhaize NV	512	21
Koninklijke KPN NV	2,199	10
Koninklijke Philips NV	435	12
NN Group NV	152	11
Prosus NV (e)	724	51
Randstad NV	61	3
Universal Music Group NV	613	18
Wolters Kluwer NV	133	18
		566
New Zealand (0.0%)‡
Auckland International Airport Ltd.	812	4
Contact Energy Ltd.	402	2
Fisher & Paykel Healthcare Corp. Ltd.	280	6
Infratil Ltd.	439	3
Meridian Energy Ltd.	639	2
		17
Norway (0.1%)
Aker BP ASA	184	5
DNB Bank ASA	504	14
Equinor ASA	449	11
Gjensidige Forsikring ASA	109	3
Kongsberg Gruppen ASA	247	8
Mowi ASA	265	6
Norsk Hydro ASA	761	5
Orkla ASA	399	4
Salmar ASA	38	2
Telenor ASA	350	6
Yara International ASA	94	3
		67
Portugal (0.0%)‡
Banco Comercial Portugues SA, Class R	5,075	4
EDP Renovaveis SA	192	3
EDP SA	1,909	9
Galp Energia SGPS SA	259	5
Jeronimo Martins SGPS SA	171	4
		25
Singapore (0.2%)
CapitaLand Ascendas REIT	2,250	5
CapitaLand Integrated Commercial Trust REIT	3,347	6
CapitaLand Investment Ltd.	1,346	3
DBS Group Holdings Ltd.	1,225	49
Genting Singapore Ltd.	3,465	2
Grab Holdings Ltd., Class A (e)	1,377	8
Keppel Ltd.	838	6
Oversea-Chinese Banking Corp. Ltd.	1,942	25
Sea Ltd. ADR (e)	225	40
Sembcorp Industries Ltd.	515	2
Singapore Airlines Ltd.	869	4
Singapore Exchange Ltd.	495	6
Singapore Technologies Engineering Ltd.	877	6
Singapore Telecommunications Ltd.	4,432	14
United Overseas Bank Ltd.	726	20
Wilmar International Ltd.	1,108	2
Yangzijiang Shipbuilding Holdings Ltd.	1,513	4
		202
South Africa (0.0%)‡
Valterra Platinum Ltd.	79	6

Spain (0.5%)
Acciona SA	14	3
ACS Actividades de Construccion y Servicios SA	101	8
Aena SME SA	425	12
Amadeus IT Group SA	253	20
Banco Bilbao Vizcaya Argentaria SA	3,291	63
Banco de Sabadell SA	1,782	7
Banco Santander SA	8,483	89
Bankinter SA	379	6
CaixaBank SA	2,205	23
Cellnex Telecom SA	274	9
Endesa SA	178	6
Ferrovial SE	288	17
Grifols SA	164	2
Iberdrola SA	3,560	67
Industria de Diseno Textil SA	609	34
International Consolidated Airlines Group SA	698	4
Redeia Corp. SA	229	4
Repsol SA	661	12
Telefonica SA	2,087	11
		397
Sweden (0.5%)
AddTech AB, Class B	150	5
Alfa Laval AB	166	8
Assa Abloy AB, Class B	569	20
Atlas Copco AB, Class A	2,435	39
Beijer Ref AB	225	3
Boliden AB (e)	155	6
Epiroc AB, Class A	605	12
EQT AB	207	7
Essity AB, Class B	343	9
Evolution AB	81	7
Fastighets AB Balder, Class B (e)	406	3
H & M Hennes & Mauritz AB, Class B	323	6

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Sweden (cont’d)
Hexagon AB, Class B	1,189	$14
Holmen AB, Class B	44	2
Industrivarden AB, Class A	157	7
Indutrade AB	161	4
Investment AB Latour, Class B	84	2
Investor AB, Class B	979	31
L E Lundbergforetagen AB, Class B	43	2
Lifco AB, Class B	133	4
Nibe Industrier AB, Class B	824	3
Saab AB, Class B	180	11
Sagax AB, Class B	125	3
Sandvik AB	610	17
Securitas AB, Class B	280	4
Skandinaviska Enskilda Banken AB, Class A	866	17
Skanska AB, Class B	194	5
SKF AB, Class B	195	5
Spotify Technology SA (e)	86	60
Svenska Cellulosa AB SCA, Class B	343	5
Svenska Handelsbanken AB, Class A	835	11
Swedbank AB, Class A	481	15
Swedish Orphan Biovitrum AB (e)	109	3
Tele2 AB, Class B	311	5
Telefonaktiebolaget LM Ericsson, Class B	1,592	13
Telia Co. AB	1,354	5
Trelleborg AB, Class B	115	4
Volvo AB, Class B	928	27
		404
Switzerland (1.2%)
ABB Ltd. (Registered)	882	64
Alcon AG	282	21
Amrize Ltd. (e)	288	14
Avolta AG (Registered)	50	3
Baloise Holding AG (Registered)	24	6
Banque Cantonale Vaudoise (Registered)	17	2
Barry Callebaut AG (Registered)	2	3
Belimo Holding AG (Registered)	6	6
BKW AG	12	3
Chocoladefabriken Lindt & Spruengli AG	1	15
Cie Financiere Richemont SA, Class A (Registered)	300	58
EMS-Chemie Holding AG (Registered)	4	3
Galderma Group AG	74	13
Geberit AG (Registered)	19	14
Givaudan SA (Registered)	5	20
Helvetia Holding AG (Registered)	21	5
Holcim AG (e)	292	25
Julius Baer Group Ltd.	115	8
Kuehne & Nagel International AG (Registered)	28	5
Logitech International SA (Registered)	87	10
Lonza Group AG (Registered)	40	27
Nestle SA (Registered)	1,438	132
Novartis AG (Registered)	1,068	137
Partners Group Holding AG	13	17
Roche Holding AG	18	6
Roche Holding AG (Genusschein)	393	131
Sandoz Group AG	235	14
Schindler Holding AG	23	9
Schindler Holding AG (Registered)	13	5
SGS SA (Registered)	93	10
SIG Group AG (e)	172	2
Sika AG (Registered) (e)	86	19
Sonova Holding AG (Registered)	29	8
Straumann Holding AG (Registered)	63	7
Swatch Group AG	16	3
Swiss Life Holding AG (Registered)	16	17
Swiss Prime Site AG (Registered) (e)	45	6
Swiss Re AG	169	31
Swisscom AG (Registered)	15	11
UBS Group AG (Registered)	1,793	74
VAT Group AG	15	6
Zurich Insurance Group AG	83	59
		1,029
United Kingdom (2.0%)
3i Group PLC	553	31
Admiral Group PLC	143	7
Anglo American PLC	622	23
Antofagasta PLC	213	8
Ashtead Group PLC	242	16
Associated British Foods PLC	183	5
AstraZeneca PLC	874	134
Auto Trader Group PLC	489	5
Aviva PLC	1,737	16
BAE Systems PLC	1,684	47
Barclays PLC	8,077	42
Barratt Redrow PLC	767	4
BP PLC	9,242	53
British American Tobacco PLC	1,191	63
BT Group PLC	3,439	9
Bunzl PLC	187	6
Centrica PLC	2,781	6
Coca-Cola HBC AG (e)	128	6
Compass Group PLC	967	33
DCC PLC	56	4
Diageo PLC	1,251	30
Entain PLC	345	4
Evraz PLC (e)(f)	464	—
Experian PLC	520	26
Fresnillo PLC	126	4
Glencore PLC (e)	5,666	26
GSK PLC	2,273	49
Haleon PLC	5,099	23
Halma PLC	213	10
Hikma Pharmaceuticals PLC	94	2

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont’d)
HSBC Holdings PLC	9,904	$140
Imperial Brands PLC	442	19
Informa PLC	739	9
InterContinental Hotels Group PLC	84	10
Intertek Group PLC	88	6
J Sainsbury PLC	981	4
JD Sports Fashion PLC	1,380	2
Kingfisher PLC	988	4
Land Securities Group PLC REIT	400	3
Legal & General Group PLC	3,252	10
Lloyds Banking Group PLC	34,131	39
London Stock Exchange Group PLC	267	31
M&G PLC	1,295	4
Marks & Spencer Group PLC	1,163	6
Melrose Industries PLC	721	6
Mondi PLC	249	3
National Grid PLC	2,785	40
NatWest Group PLC	4,616	33
Next PLC	66	11
Paragon Offshore PLC (e)(f)	67	—
Pearson PLC	331	5
Phoenix Group Holdings PLC	398	3
Prudential PLC	1,449	20
Reckitt Benckiser Group PLC	388	30
RELX PLC	1,035	49
Rentokil Initial PLC	1,447	7
Rio Tinto PLC	631	42
Rolls-Royce Holdings PLC	4,881	79
Sage Group PLC	543	8
Schroders PLC	409	2
Segro PLC REIT	723	6
Severn Trent PLC	154	5
Shell PLC	3,396	121
Smith & Nephew PLC	472	9
Smiths Group PLC	188	6
Spirax Group PLC	42	4
SSE PLC	629	15
Standard Chartered PLC	1,129	22
Tesco PLC	3,738	22
Unilever PLC CVA	1,402	83
United Utilities Group PLC	387	6
Vodafone Group PLC	11,082	13
Whitbread PLC	99	4
Wise PLC, Class A (e)	375	5
WPP PLC	603	3
		1,641
United States (37.0%)
3M Co.	286	44
Abbott Laboratories	927	124
AbbVie, Inc.	904	209
Accenture PLC, Class A	322	79
Adobe, Inc. (e)	232	82
Advanced Micro Devices, Inc. (e)	861	139
AECOM	70	9
Affirm Holdings, Inc. (e)	151	11
Aflac, Inc.	277	31
Agilent Technologies, Inc.	147	19
Air Products & Chemicals, Inc.	117	32
Airbnb, Inc., Class A (e)	236	29
Akamai Technologies, Inc. (e)	79	6
Albertsons Cos., Inc., Class A	196	3
Alexandria Real Estate Equities, Inc. REIT	85	7
Align Technology, Inc. (e)	38	5
Allegion PLC	45	8
Alliant Energy Corp.	135	9
Allstate Corp.	141	30
Alnylam Pharmaceuticals, Inc. (e)	68	31
Alphabet, Inc., Class A	5,872	1,429
Altria Group, Inc.	897	59
Amazon.com, Inc. (e)	5,130	1,126
Amcor PLC	1,212	10
Ameren Corp.	145	15
American Electric Power Co., Inc.	278	31
American Express Co.	311	103
American Financial Group, Inc.	36	5
American Homes 4 Rent, Class A REIT	176	6
American International Group, Inc.	308	24
American Tower Corp. REIT	254	49
American Water Works Co., Inc.	102	14
Ameriprise Financial, Inc.	52	26
AMETEK, Inc.	122	23
Amgen, Inc.	276	78
Amphenol Corp., Class A	647	80
Analog Devices, Inc.	269	66
Annaly Capital Management, Inc. REIT	338	7
Aon PLC, Class A	110	39
Apollo Global Management, Inc.	246	33
Apple, Inc.	8,060	2,052
Applied Materials, Inc.	428	88
AppLovin Corp., Class A (e)	116	83
Aptiv PLC (e)	118	10
Arch Capital Group Ltd.	202	18
Archer-Daniels-Midland Co.	259	15
ARES Management Corp., Class A	121	19
Arista Networks, Inc. (e)	566	82
Arthur J Gallagher & Co.	135	42
AT&T, Inc.	3,860	109
Atlassian Corp., Class A (e)	93	15
Atmos Energy Corp.	84	14
Autodesk, Inc. (e)	117	37
Automatic Data Processing, Inc.	218	64
AutoZone, Inc. (e)	9	39
AvalonBay Communities, Inc. REIT	77	15
Avery Dennison Corp.	42	7

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont’d)
Axon Enterprise, Inc. (e)	39	$28
Baker Hughes Co.	553	27
Ball Corp.	139	7
Bank of America Corp.	3,903	201
Bank of New York Mellon Corp.	387	42
Baxter International, Inc.	265	6
Becton Dickinson & Co.	152	28
Bentley Systems, Inc., Class B	88	5
Berkshire Hathaway, Inc., Class B (e)	722	363
Best Buy Co., Inc.	109	8
Biogen, Inc. (e)	77	11
BioMarin Pharmaceutical, Inc. (e)	102	6
Blackrock, Inc.	79	92
Blackstone, Inc.	409	70
Block, Inc., Class A (e)	304	22
Boeing Co. (e)	416	90
Booking Holdings, Inc.	18	97
Booz Allen Hamilton Holding Corp.	66	7
Boston Scientific Corp. (e)	798	78
Bristol-Myers Squibb Co.	1,059	48
Broadcom, Inc.	2,445	807
Broadridge Financial Solutions, Inc.	62	15
Brown & Brown, Inc.	159	15
Brown-Forman Corp., Class B	97	3
Builders FirstSource, Inc. (e)	58	7
Bunge Global SA	76	6
Burlington Stores, Inc. (e)	35	9
BXP, Inc. REIT	82	6
Cadence Design Systems, Inc. (e)	146	51
Camden Property Trust REIT	58	6
Capital One Financial Corp.	364	77
Cardinal Health, Inc.	125	20
Carlisle Cos., Inc.	23	8
Carlyle Group, Inc.	131	8
Carnival Corp. (e)	599	17
Carrier Global Corp.	410	24
Carvana Co. (e)	64	24
Caterpillar, Inc.	248	118
Cboe Global Markets, Inc.	56	14
CBRE Group, Inc., Class A (e)	161	25
CDW Corp.	73	12
Cencora, Inc.	97	30
Centene Corp. (e)	260	9
CenterPoint Energy, Inc.	350	14
CF Industries Holdings, Inc.	89	8
CH Robinson Worldwide, Inc.	64	8
Charles Schwab Corp.	932	89
Charter Communications, Inc., Class A (e)	46	13
Cheniere Energy, Inc.	121	28
Chevron Corp.	1,089	169
Chipotle Mexican Grill, Inc. (e)	739	29
Chubb Ltd.	204	58
Church & Dwight Co., Inc.	130	11
Cigna Group	142	41
Cincinnati Financial Corp.	84	13
Cintas Corp.	194	40
Cisco Systems, Inc.	2,097	143
Citigroup, Inc.	1,015	103
Citizens Financial Group, Inc.	236	13
Clorox Co.	66	8
Cloudflare, Inc., Class A (e)	168	36
CME Group, Inc.	192	52
CMS Energy Corp.	157	12
CNH Industrial NV	472	5
Coca-Cola Co.	2,160	143
Cognizant Technology Solutions Corp., Class A	264	18
Coinbase Global, Inc., Class A (e)	101	34
Colgate-Palmolive Co.	408	33
Comcast Corp., Class A	2,000	63
ConocoPhillips	709	67
Consolidated Edison, Inc.	191	19
Constellation Brands, Inc., Class A	79	11
Constellation Energy Corp.	168	55
Cooper Cos., Inc. (e)	105	7
Copart, Inc. (e)	492	22
Corebridge Financial, Inc.	149	5
Corning, Inc.	426	35
Corpay, Inc. (e)	37	11
Corteva, Inc.	368	25
CoStar Group, Inc. (e)	226	19
Costco Wholesale Corp.	234	217
Coterra Energy, Inc.	414	10
CRH PLC	346	41
Crowdstrike Holdings, Inc., Class A (e)	132	65
Crown Castle, Inc. REIT	232	22
Crown Holdings, Inc.	63	6
CSX Corp.	964	34
Cummins, Inc.	74	31
CVS Health Corp.	683	52
Danaher Corp.	325	64
Darden Restaurants, Inc.	62	12
Datadog, Inc., Class A (e)	152	22
DaVita, Inc. (e)	22	3
Deckers Outdoor Corp. (e)	84	9
Deere & Co.	140	64
Dell Technologies, Inc., Class C	163	23
Delta Air Lines, Inc.	89	5
Devon Energy Corp.	348	12
Dexcom, Inc. (e)	211	14
Diamondback Energy, Inc.	106	15
Dick’s Sporting Goods, Inc.	37	8
Digital Realty Trust, Inc. REIT	180	31
Docusign, Inc. (e)	121	9
Dollar General Corp.	118	12
Dollar Tree, Inc. (e)	107	10

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont’d)
Dominion Energy, Inc.	451	$28
Domino’s Pizza, Inc.	18	8
DoorDash, Inc., Class A (e)	186	51
Dover Corp.	74	12
Dow, Inc.	385	9
DR Horton, Inc.	147	25
DraftKings, Inc., Class A (e)	269	10
DTE Energy Co.	109	15
Duke Energy Corp.	414	51
DuPont de Nemours, Inc.	221	17
Dynatrace, Inc. (e)	167	8
Eaton Corp. PLC	206	77
eBay, Inc.	247	22
Ecolab, Inc.	135	37
Edison International	205	11
Edwards Lifesciences Corp. (e)	308	24
Electronic Arts, Inc.	123	25
Elevance Health, Inc.	119	38
Eli Lilly & Co.	411	314
EMCOR Group, Inc.	24	16
Emerson Electric Co.	297	39
Entegris, Inc.	83	8
Entergy Corp.	238	22
EOG Resources, Inc.	308	35
EQT Corp.	315	17
Equifax, Inc.	66	17
Equinix, Inc. REIT	53	42
Equitable Holdings, Inc.	168	9
Equity LifeStyle Properties, Inc. REIT	96	6
Equity Residential REIT	193	13
Erie Indemnity Co., Class A	14	4
Essential Utilities, Inc.	146	6
Essex Property Trust, Inc. REIT	35	9
Estee Lauder Cos., Inc., Class A	124	11
Everest Group Ltd.	23	8
Evergy, Inc.	120	9
Eversource Energy	194	14
Exelon Corp.	531	24
Expand Energy Corp.	120	13
Expedia Group, Inc.	68	15
Expeditors International of Washington, Inc.	73	9
Extra Space Storage, Inc. REIT	113	16
Exxon Mobil Corp.	2,415	272
F5, Inc. (e)	31	10
FactSet Research Systems, Inc.	20	6
Fair Isaac Corp. (e)	13	19
Fastenal Co.	611	30
FedEx Corp.	124	29
Ferguson Enterprises, Inc.	106	24
Fidelity National Financial, Inc.	140	8
Fidelity National Information Services, Inc.	275	18
Fifth Third Bancorp	369	16
First Citizens BancShares, Inc., Class A	5	9
First Solar, Inc. (e)	54	12
FirstEnergy Corp.	290	13
Fiserv, Inc. (e)	299	39
Flutter Entertainment PLC (e)	104	26
Ford Motor Co.	2,097	25
Fortinet, Inc. (e)	350	29
Fortive Corp.	182	9
Fox Corp., Class A	187	11
Freeport-McMoRan, Inc.	710	28
Gaming & Leisure Properties, Inc. REIT	148	7
Garmin Ltd.	86	21
Gartner, Inc. (e)	41	11
GE HealthCare Technologies, Inc.	239	18
GE Vernova, Inc.	145	89
Gen Digital, Inc.	288	8
General Dynamics Corp.	119	41
General Electric Co.	564	170
General Mills, Inc.	289	15
General Motors Co.	518	32
Genuine Parts Co.	74	10
Gilead Sciences, Inc.	660	73
Global Payments, Inc.	134	11
GoDaddy, Inc., Class A (e)	79	11
Goldman Sachs Group, Inc.	167	133
Graco, Inc.	89	8
Halliburton Co.	474	12
Hartford Insurance Group, Inc.	152	20
HCA Healthcare, Inc.	95	40
Healthpeak Properties, Inc. REIT	370	7
HEICO Corp.	64	18
Hershey Co.	80	15
Hewlett Packard Enterprise Co.	695	17
Hilton Worldwide Holdings, Inc.	128	33
Hologic, Inc. (e)	119	8
Home Depot, Inc.	539	218
Honeywell International, Inc.	342	72
Hormel Foods Corp.	161	4
Howmet Aerospace, Inc.	203	40
HP, Inc.	498	14
Hubbell, Inc.	28	12
HubSpot, Inc. (e)	30	14
Humana, Inc.	63	16
Huntington Bancshares, Inc.	795	14
Hyatt Hotels Corp., Class A	23	3
IDEX Corp.	40	7
IDEXX Laboratories, Inc. (e)	43	27
Illinois Tool Works, Inc.	150	39
Illumina, Inc. (e)	83	8
Incyte Corp. (e)	86	7
Ingersoll Rand, Inc.	216	18
Insulet Corp. (e)	39	12
Intel Corp. (e)	2,491	84

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont’d)
Interactive Brokers Group, Inc., Class A	227	$16
Intercontinental Exchange, Inc.	307	52
International Business Machines Corp.	500	141
International Flavors & Fragrances, Inc.	136	8
International Paper Co.	265	12
Intuit, Inc.	152	104
Intuitive Surgical, Inc. (e)	190	85
Invitation Homes, Inc. REIT	311	9
IQVIA Holdings, Inc. (e)	88	17
Iron Mountain, Inc. REIT	158	16
J.M. Smucker Co.	57	6
Jabil, Inc.	57	12
Jack Henry & Associates, Inc.	39	6
Jacobs Solutions, Inc.	64	10
JB Hunt Transport Services, Inc.	42	6
Johnson & Johnson	1,247	231
Johnson Controls International PLC	345	38
JPMorgan Chase & Co.	1,497	472
Kellanova	141	12
Kenvue, Inc.	1,039	17
Keurig Dr. Pepper, Inc.	689	18
KeyCorp	510	10
Keysight Technologies, Inc. (e)	92	16
Kimberly-Clark Corp.	175	22
Kimco Realty Corp. REIT	360	8
Kinder Morgan, Inc.	1,069	30
KKR & Co., Inc.	352	46
KLA Corp.	71	77
Kraft Heinz Co.	476	12
Kroger Co.	328	22
L3Harris Technologies, Inc.	97	30
Labcorp Holdings, Inc.	44	13
Lam Research Corp.	662	89
Las Vegas Sands Corp.	191	10
Leidos Holdings, Inc.	64	12
Lennar Corp., Class A	122	15
Lennox International, Inc.	17	9
Liberty Media Corp.-Liberty Formula One, Class C (e)	114	12
Linde PLC	251	119
Live Nation Entertainment, Inc. (e)	85	14
Lockheed Martin Corp.	111	55
Loews Corp.	95	10
Lowe’s Cos., Inc.	308	77
LPL Financial Holdings, Inc.	44	15
Lululemon Athletica, Inc. (e)	58	10
LyondellBasell Industries NV, Class A	140	7
M&T Bank Corp.	88	17
Marathon Petroleum Corp.	171	33
Markel Group, Inc. (e)	7	13
Marriott International, Inc., Class A	127	33
Marsh & McLennan Cos., Inc.	262	53
Martin Marietta Materials, Inc.	32	20
Marvell Technology, Inc.	462	39
Masco Corp.	114	8
Mastercard, Inc., Class A	456	259
McCormick & Co., Inc.	133	9
McDonald’s Corp.	385	117
McKesson Corp.	66	51
Medtronic PLC	680	65
MercadoLibre, Inc. (e)	26	61
Merck & Co., Inc.	1,263	106
Meta Platforms, Inc., Class A	1,182	868
MetLife, Inc.	305	25
Mettler-Toledo International, Inc. (e)	11	14
Microchip Technology, Inc.	294	19
Micron Technology, Inc.	570	95
Microsoft Corp.	3,743	1,939
Mid-America Apartment Communities, Inc. REIT	63	9
Molina Healthcare, Inc. (e)	29	6
Molson Coors Beverage Co., Class B	94	4
Mondelez International, Inc., Class A	700	44
MongoDB, Inc. (e)	45	14
Monolithic Power Systems, Inc.	25	23
Monster Beverage Corp. (e)	380	26
Moody’s Corp.	87	41
Motorola Solutions, Inc.	89	41
MSCI, Inc.	42	24
Nasdaq, Inc.	228	20
Natera, Inc. (e)	70	11
NetApp, Inc.	110	13
Netflix, Inc. (e)	231	277
Neurocrine Biosciences, Inc. (e)	53	7
Newmont Corp.	600	51
News Corp., Class A	197	6
NextEra Energy, Inc.	1,111	84
NIKE, Inc., Class B	629	44
NiSource, Inc.	248	11
Nordson Corp.	29	7
Norfolk Southern Corp.	120	36
Northern Trust Corp.	105	14
Northrop Grumman Corp.	72	44
NRG Energy, Inc.	109	18
Nucor Corp.	126	17
Nutanix, Inc., Class A (e)	142	11
NVIDIA Corp.	12,504	2,333
NVR, Inc. (e)	1	8
NXP Semiconductors NV	136	31
Occidental Petroleum Corp.	403	19
Okta, Inc. (e)	90	8
Old Dominion Freight Line, Inc.	101	14
Omnicom Group, Inc.	98	8
ON Semiconductor Corp. (e)	233	12
ONEOK, Inc.	339	25
Oracle Corp.	921	259

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont’d)
O’Reilly Automotive, Inc. (e)	449	$48
Otis Worldwide Corp.	209	19
Owens Corning	46	7
PACCAR, Inc.	287	28
Packaging Corp. of America	48	10
Palantir Technologies, Inc., Class A (e)	1,190	217
Palo Alto Networks, Inc. (e)	356	72
Parker-Hannifin Corp.	68	52
Paychex, Inc.	177	22
Paycom Software, Inc.	29	6
PayPal Holdings, Inc. (e)	497	33
Pentair PLC	88	10
PepsiCo, Inc.	732	103
Pfizer, Inc.	2,855	73
PG&E Corp.	1,171	18
Philip Morris International, Inc.	843	137
Phillips 66	226	31
Pinterest, Inc., Class A (e)	333	11
PNC Financial Services Group, Inc.	216	43
Pool Corp.	19	6
PPG Industries, Inc.	120	13
PPL Corp.	391	15
Principal Financial Group, Inc.	121	10
Procter & Gamble Co.	1,244	191
Progressive Corp.	310	77
Prologis, Inc. REIT	499	57
Prudential Financial, Inc.	192	20
PTC, Inc. (e)	64	13
Public Service Enterprise Group, Inc.	264	22
Public Storage REIT	84	24
PulteGroup, Inc.	107	14
Pure Storage, Inc., Class A (e)	166	14
QUALCOMM, Inc.	591	98
Quanta Services, Inc.	78	32
Quest Diagnostics, Inc.	59	11
Raymond James Financial, Inc.	105	18
Realty Income Corp. REIT	481	29
Reddit, Inc., Class A (e)	58	13
Regency Centers Corp. REIT	91	7
Regeneron Pharmaceuticals, Inc.	56	31
Regions Financial Corp.	491	13
Reliance, Inc.	29	8
Republic Services, Inc.	116	27
ResMed, Inc.	77	21
Revvity, Inc.	61	5
Rivian Automotive, Inc., Class A (e)	441	6
Robinhood Markets, Inc., Class A (e)	338	48
ROBLOX Corp., Class A (e)	297	41
Rocket Lab Corp. (e)	227	11
Rockwell Automation, Inc.	60	21
Rollins, Inc.	154	9
Roper Technologies, Inc.	58	29
Ross Stores, Inc.	175	27
Royal Caribbean Cruises Ltd.	140	45
Royalty Pharma PLC, Class A	202	7
RPM International, Inc.	68	8
RTX Corp.	702	117
S&P Global, Inc.	169	82
Salesforce, Inc.	523	124
Samsara, Inc., Class A (e)	158	6
SBA Communications Corp. REIT	58	11
Schlumberger NV	839	29
Seagate Technology Holdings PLC	106	25
Sempra	343	31
ServiceNow, Inc. (e)	114	105
Sherwin-Williams Co.	126	44
Simon Property Group, Inc. REIT	174	33
Smurfit WestRock PLC	279	12
Snap, Inc., Class A (e)	615	5
Snap-on, Inc.	28	10
Snowflake, Inc., Class A (e)	169	38
SoFi Technologies, Inc. (e)	634	17
Solventum Corp. (e)	82	6
Southern Co.	585	55
SS&C Technologies Holdings, Inc.	118	10
Starbucks Corp.	599	51
State Street Corp.	154	18
Steel Dynamics, Inc.	76	11
Steris PLC	53	13
Strategy, Inc., Class A (e)	135	44
Stryker Corp.	184	68
Sun Communities, Inc. REIT	68	9
Super Micro Computer, Inc. (e)	262	13
Synchrony Financial	216	15
Synopsys, Inc. (e)	99	49
Sysco Corp.	258	21
T. Rowe Price Group, Inc.	120	12
Take-Two Interactive Software, Inc. (e)	97	25
Tapestry, Inc.	108	12
Targa Resources Corp.	121	20
Target Corp.	244	22
TE Connectivity PLC	158	35
Teledyne Technologies, Inc. (e)	25	15
Teradyne, Inc.	86	12
Tesla, Inc. (e)	1,542	686
Texas Instruments, Inc.	493	91
Texas Pacific Land Corp.	11	10
Textron, Inc.	96	8
Thermo Fisher Scientific, Inc.	194	94
TJX Cos., Inc.	593	86
T-Mobile U.S., Inc.	270	65
Toast, Inc., Class A (e)	247	9
Tractor Supply Co.	282	16
Trade Desk, Inc., Class A (e)	227	11
Tradeweb Markets, Inc., Class A	62	7

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont’d)
Trane Technologies PLC	118	$50
TransDigm Group, Inc.	30	40
TransUnion	107	9
Travelers Cos., Inc.	121	34
Trimble, Inc. (e)	128	10
Truist Financial Corp.	716	33
Twilio, Inc., Class A (e)	83	8
Tyler Technologies, Inc. (e)	23	12
Tyson Foods, Inc., Class A	153	8
U.S. Bancorp	862	42
Uber Technologies, Inc. (e)	1,071	105
UDR, Inc. REIT	168	6
U-Haul Holding Co.	53	3
Ulta Beauty, Inc. (e)	24	13
Union Pacific Corp.	320	76
United Airlines Holdings, Inc. (e)	45	4
United Parcel Service, Inc., Class B	397	33
United Rentals, Inc.	35	33
United Therapeutics Corp. (e)	23	10
UnitedHealth Group, Inc.	484	167
Universal Health Services, Inc., Class B	30	6
Valero Energy Corp.	174	30
Veeva Systems, Inc., Class A (e)	81	24
Ventas, Inc. REIT	239	17
Veralto Corp.	131	14
VeriSign, Inc.	46	13
Verisk Analytics, Inc.	73	18
Verizon Communications, Inc.	2,248	99
Vertex Pharmaceuticals, Inc. (e)	134	52
Vertiv Holdings Co., Class A	181	27
VICI Properties, Inc. REIT	566	18
Visa, Inc., Class A	906	309
Vistra Corp.	193	38
Vulcan Materials Co.	69	21
W.R. Berkley Corp.	162	12
Walmart, Inc.	2,350	242
Walt Disney Co.	957	110
Warner Bros Discovery, Inc. (e)	1,270	25
Waste Connections, Inc.	135	24
Waste Management, Inc.	213	47
Waters Corp. (e)	31	9
Watsco, Inc.	18	7
WEC Energy Group, Inc.	168	19
Wells Fargo & Co.	1,762	148
Welltower, Inc. REIT	344	61
West Pharmaceutical Services, Inc.	38	10
Western Digital Corp.	169	20
Westinghouse Air Brake Technologies Corp.	90	18
Weyerhaeuser Co. REIT	385	10
Williams Cos., Inc.	660	42
Williams-Sonoma, Inc.	68	13
Willis Towers Watson PLC	53	18
Workday, Inc., Class A (e)	117	28
WP Carey, Inc. REIT	119	8
WW Grainger, Inc.	25	24
Xcel Energy, Inc.	304	25
Xylem, Inc.	126	19
Yum! Brands, Inc.	149	23
Zebra Technologies Corp., Class A (e)	28	8
Zillow Group, Inc., Class C (e)	89	7
Zimmer Biomet Holdings, Inc.	106	10
Zoetis, Inc.	234	34
Zoom Communications, Inc., Class A (e)	135	11
Zscaler, Inc. (e)	54	16
		31,062
Total Common Stocks (Cost $27,996)		41,184

No. of Rights
Rights (0.0%)‡
United States (0.0%)‡
Abiomed, Inc., CVR expires 12/22/28(e) (Cost $—@)	14	—	@

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40(e)(f) (Cost $—)	16	—

	Shares
Short-Term Investment (11.1%)
Investment Company (11.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.04% (g) (Cost $9,288)	9,287,827	9,288
Total Investments (100.1%) (Cost $71,309) (h)(i)(j)		84,096
Liabilities in Excess of Other Assets (–0.1%)		(47)
Net Assets (100.0%)		$84,049

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

@	Value is less than $500.
‡	Amount is less than 0.05%.
(a)	Security is subject to delayed delivery.
(b)	Floating or variable rate securities: The rates disclosed are as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of September 30, 2025.
(e)	Non-income producing security.
(f)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $12,000 relating to the Fund’s investment in the Liquidity Fund.
(h)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(i)	The approximate fair value and percentage of net assets, $8,417,000 and 10.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Consolidated Portfolio of Investments.
(j)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,757,000 and the aggregate gross unrealized depreciation is approximately $2,454,000, resulting in net unrealized appreciation of approximately $13,303,000.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
CVR	Contingent Value Rights
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2025:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNH	738			$104	12/18/25	$—	@
Bank of America NA	CNH	340			$48	12/17/25	(—	@)
Bank of America NA		$460		EUR	437	1/6/26	56
Bank of America NA		$4		ILS	15	12/18/25	—	@
Bank of America NA		$11		JPY	1,602	12/18/25	(—	@)
Barclays Bank PLC	DKK	16			$2	12/18/25	—	@
Barclays Bank PLC	JPY	10,370			$71	12/17/25	—	@
Barclays Bank PLC	NOK	69			$7	12/18/25	—	@
Barclays Bank PLC	NZD	21			$12	12/17/25	(—	@)
Barclays Bank PLC	THB	2,083			$66	12/17/25	1
Barclays Bank PLC	TRY	1,826			$34	4/6/26	(4)
Barclays Bank PLC	TRY	4,138			$77	4/6/26	(9)
Barclays Bank PLC	TRY	17,516			$334	4/6/26	(29)
Barclays Bank PLC	TRY	2,272			$44	4/6/26	(3)
Barclays Bank PLC		$13		CAD	18	12/18/25	(—	@)
Barclays Bank PLC		$3		CHF	2	12/18/25	(—	@)
Barclays Bank PLC		$400		EUR	339	12/18/25	(1)
Barclays Bank PLC		$82		GBP	60	12/18/25	(1)
Barclays Bank PLC		$27		GBP	20	12/17/25	(—	@)
Barclays Bank PLC		$2		ILS	7	12/18/25	—	@
Barclays Bank PLC		$71		JPY	10,396	12/18/25	(—	@)
Barclays Bank PLC		$—	@	MXN	6	12/18/25	—	@
Barclays Bank PLC		$3		SGD	4	12/18/25	(—	@)
Barclays Bank PLC		$297		TRY	17,232	4/6/26	60
BNP Paribas SA	AUD	127			$83	12/18/25	(1)
BNP Paribas SA	CAD	351			$253	12/18/25	—	@
BNP Paribas SA	CHF	77			$97	12/18/25	(—	@)
BNP Paribas SA	CNH	1,074			$151	12/18/25	—	@
BNP Paribas SA	COP	2,678			$1	12/18/25	—	@
BNP Paribas SA	DKK	65			$10	12/18/25	—	@
BNP Paribas SA	JPY	39,734			$270	12/18/25	(1)
BNP Paribas SA	SEK	78			$8	12/18/25	—	@
BNP Paribas SA	TWD	431			$14	12/18/25	—	@
BNP Paribas SA	TWD	1,377			$45	12/18/25	—	@
BNP Paribas SA		$53		CHF	42	12/17/25	(—	@)
BNP Paribas SA		$14		CLP	13,453	12/18/25	(—	@)
BNP Paribas SA		$472		EUR	400	12/18/25	(1)
BNP Paribas SA		$98		HKD	764	12/18/25	(—	@)
BNP Paribas SA		$4		MXN	69	12/18/25	—	@
BNP Paribas SA		$52		TWD	1,561	12/18/25	(—	@)
BNP Paribas SA	ZAR	11			$1	12/18/25	(—	@)
Citibank NA	CAD	216			$155	12/18/25	(—	@)
Citibank NA		$27		CAD	37	12/18/25	(—	@)
Citibank NA		$8		CZK	168	12/18/25	(—	@)
Citibank NA		$15		ILS	51	12/18/25	—	@
Citibank NA		$459		JPY	67,359	1/6/26	1
Citibank NA		$26		JPY	3,776	12/18/25	(—	@)
Citibank NA		$28		RON	122	12/17/25	(—	@)
Credit Agricole CIB	EUR	1,844			$2,184	12/17/25	9

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont’d):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG	AUD	968		$642	12/17/25	$— @
Deutsche Bank AG		$69	CAD	95	12/17/25	(1)
Goldman Sachs International	AUD	145		$96	12/18/25	(1)
Goldman Sachs International	BRL	332		$60	12/18/25	(1)
Goldman Sachs International	DKK	6		$1	12/18/25	— @
Goldman Sachs International	EUR	64		$70	1/6/26	(5)
Goldman Sachs International	EUR	599		$693	1/6/26	(14)
Goldman Sachs International	EUR	280		$325	4/28/26	(8)
Goldman Sachs International	EUR	285		$329	4/28/26	(9)
Goldman Sachs International	EUR	543		$639	12/18/25	(1)
Goldman Sachs International	EUR	589		$695	12/18/25	— @
Goldman Sachs International	GBP	20		$27	12/18/25	— @
Goldman Sachs International	JPY	6,888		$47	1/6/26	— @
Goldman Sachs International	JPY	96,155		$694	1/6/26	37
Goldman Sachs International	JPY	44,709		$325	4/28/26	16
Goldman Sachs International	JPY	45,762		$328	4/28/26	13
Goldman Sachs International	MXN	3,846		$208	12/18/25	(— @)
Goldman Sachs International	MYR	38		$9	12/18/25	— @
Goldman Sachs International	MYR	299		$72	12/17/25	— @
Goldman Sachs International	NOK	6		$1	12/18/25	— @
Goldman Sachs International	SGD	15		$12	12/17/25	— @
Goldman Sachs International	THB	39,607		$1,168	1/6/26	(64)
Goldman Sachs International	THB	36,390		$1,090	1/6/26	(42)
Goldman Sachs International	THB	37,497		$1,103	1/6/26	(63)
Goldman Sachs International	THB	107,296		$3,285	4/28/26	(79)
Goldman Sachs International	THB	293		$9	12/18/25	— @
Goldman Sachs International	TRY	1,943		$35	4/6/26	(5)
Goldman Sachs International	TRY	49,955		$997	4/6/26	(39)
Goldman Sachs International	TRY	30,175		$506	1/25/27	6
Goldman Sachs International	TRY	28,393		$468	1/25/27	(2)
Goldman Sachs International		$4	AUD	7	12/18/25	(— @)
Goldman Sachs International		$58	BRL	317	12/18/25	— @
Goldman Sachs International		$178	CAD	245	12/18/25	(1)
Goldman Sachs International		$14	CHF	11	12/18/25	(— @)
Goldman Sachs International		$241	CNH	1,699	12/17/25	(1)
Goldman Sachs International		$250	EUR	226	1/6/26	17
Goldman Sachs International		$657	EUR	565	4/28/26	13
Goldman Sachs International		$659	JPY	90,471	4/28/26	(35)
Goldman Sachs International		$105	MXN	1,950	12/18/25	— @
Goldman Sachs International		$16	NOK	161	12/17/25	(— @)
Goldman Sachs International		$39	PLN	142	12/17/25	(— @)
Goldman Sachs International		$84	THB	2,802	1/6/26	3
Goldman Sachs International		$3,373	THB	110,692	1/6/26	70
Goldman Sachs International		$1,703	THB	54,034	4/28/26	(8)
Goldman Sachs International		$1,666	THB	53,262	4/28/26	4
Goldman Sachs International		$320	TRY	18,398	4/6/26	62
Goldman Sachs International		$309	TRY	16,846	4/6/26	40
Goldman Sachs International		$379	TRY	21,090	4/6/26	58
Goldman Sachs International		$72	TRY	4,084	4/6/26	13
Goldman Sachs International		$968	TRY	58,568	1/25/27	1

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont’d):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	CNH	216		$31		12/18/25	$—	@
JPMorgan Chase Bank NA	DKK	26		$4		12/18/25	—	@
JPMorgan Chase Bank NA	GBP	425		$577		12/17/25	5
JPMorgan Chase Bank NA	GBP	131		$175		12/18/25	(1)
JPMorgan Chase Bank NA	GBP	166		$223		12/18/25	(—	@)
JPMorgan Chase Bank NA	INR	967		$11		12/18/25	—	@
JPMorgan Chase Bank NA	INR	5,395		$61		12/18/25	—	@
JPMorgan Chase Bank NA	MXN	1,558		$84		12/17/25	(—	@)
JPMorgan Chase Bank NA	NZD	28		$17		12/18/25	—	@
JPMorgan Chase Bank NA	SEK	38		$4		12/18/25	—	@
JPMorgan Chase Bank NA		$135	AUD	203		12/18/25	(1)
JPMorgan Chase Bank NA		$172	CAD	237		12/18/25	(1)
JPMorgan Chase Bank NA		$17	CLP	15,810		12/17/25	(—	@)
JPMorgan Chase Bank NA		$835	EUR	706		12/18/25	(2)
JPMorgan Chase Bank NA		$10	GBP	7		12/18/25	(—	@)
JPMorgan Chase Bank NA		$37	HKD	287		12/18/25	(—	@)
JPMorgan Chase Bank NA		$16	IDR	259,533		12/17/25	(—	@)
JPMorgan Chase Bank NA		$18	ILS	60		12/18/25	—	@
JPMorgan Chase Bank NA		$65	INR	5,759		12/18/25	—	@
JPMorgan Chase Bank NA		$920	JPY	134,842		12/17/25	(1)
JPMorgan Chase Bank NA		$321	KRW	440,506		12/17/25	(5)
JPMorgan Chase Bank NA		$104	MXN	1,921		12/18/25	—	@
JPMorgan Chase Bank NA		$18	NZD	31		12/17/25	(—	@)
JPMorgan Chase Bank NA		$19	PEN	67		12/17/25	—	@
JPMorgan Chase Bank NA		$10	PLN	36		12/18/25	(—	@)
JPMorgan Chase Bank NA		$73	SEK	685		12/17/25	(—	@)
JPMorgan Chase Bank NA		$53	SGD	68		12/18/25	(—	@)
JPMorgan Chase Bank NA	ZAR	29		$2		12/18/25	(—	@)
Royal Bank of Canada	CAD	51		$37		12/17/25	—	@
Royal Bank of Canada	EUR	363		$426		12/18/25	(3)
Royal Bank of Canada		$71	EUR	60		12/17/25	—	@
Royal Bank of Canada		$122	GBP	90		12/18/25	(1)
Standard Chartered Bank		$50	JPY	7,370		12/17/25	—	@
State Street Bank and Trust Co.	CAD	20		$15		12/17/25	—	@
State Street Bank and Trust Co.	EUR	9		$11		12/17/25	—	@
State Street Bank and Trust Co.	EUR	20		$24		12/17/25	—	@
State Street Bank and Trust Co.		$1	EUR	—	@	12/18/25	(—	@)
UBS AG	DKK	154		$24		12/17/25	—	@
UBS AG	HKD	213		$27		12/18/25	—	@
UBS AG	IDR	130,179		$8		12/18/25	—	@
UBS AG	JPY	1,003		$7		12/17/25	(—	@)
UBS AG	JPY	38,087		$257		12/18/25	(2)
UBS AG	KRW	129,067		$93		12/18/25	1
UBS AG	KRW	97,307		$70		12/18/25	—	@
UBS AG	NOK	212		$21		12/18/25	—	@
UBS AG	SGD	69		$54		12/18/25	—	@
UBS AG		$38	AUD	58		12/18/25	(—	@)
UBS AG		$75	CAD	104		12/18/25	(1)
UBS AG		$17	CAD	23		12/17/25	(—	@)
UBS AG		$26	CAD	35		12/18/25	(—	@)

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont’d):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	$7		CHF	5	12/18/25	$	(—	@)
UBS AG	$30		CHF	24	12/18/25		(—	@)
UBS AG	$726		CNY	5,126	12/18/25		(2)
UBS AG	$315		EUR	266	12/18/25		(1)
UBS AG	$106		GBP	78	12/18/25		(1)
UBS AG	$19		HKD	151	12/18/25		(—	@)
UBS AG	$1		HUF	419	12/18/25		(—	@)
UBS AG	$—	@	HUF	90	12/17/25		(—	@)
UBS AG	$248		JPY	35,683	1/6/26		(4)
UBS AG	$80		JPY	11,707	12/18/25		(—	@)
UBS AG	$79		JPY	11,650	12/18/25		(—	@)
UBS AG	$60		KRW	84,238	12/18/25		—	@
UBS AG	$1		MXN	25	12/18/25		—	@
UBS AG	$1		TRY	62	12/18/25		—	@
							$31

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Euro-Buxl 30 yr. Bond Index (Germany)	1	Dec-25	EUR	100	$135	$	(— @)
German Euro-Schatz Index (Germany)	4	Dec-25		400	502		— @
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	5	Dec-25	KRW	500,000	418		(4)
U.S. Treasury 2 yr. Note (United States)	6	Dec-25		$1,200	1,250		(1)
U.S. Treasury 5 yr. Note (United States)	4	Dec-25		400	437		— @
U.S. Treasury Long Bond (United States)	2	Dec-25		200	233		5
Ultra U.S. Treasury Bond (United States)	3	Dec-25		300	360		9
Short:
Euro-BTP Italian Bond Index (Germany)	1	Dec-25	EUR	(100)	(141)		(2)
Euro Stoxx 50 Index (Germany)	1	Dec-25		(— @)	(65)		(1)
French Government Bond Index (Germany)	1	Dec-25		(100)	(142)		(1)
German Euro-Bobl Index (Germany)	8	Dec-25		(800)	(1,106)		(— @)
German Euro-Bund Index (Germany)	6	Dec-25		(600)	(906)		(3)
MSCI Emerging Market Index (United States)	10	Dec-25		$(1)	(680)		(5)
Nikkei 225 Index (Japan)	2	Dec-25	JPY	(1)	(303)		4
SFE 10 yr. Australian Bond Index (Australia)	6	Dec-25	AUD	(600)	(450)		1
SFE 3 yr. Australian Bond Index (Australia)	3	Dec-25		(300)	(212)		1
U.S. Treasury 10 yr. Note (United States)	2	Dec-25		$(200)	(225)		— @
U.S. Treasury 10 yr. Ultra Note (United States)	1	Dec-25		(100)	(115)		(1)
							$2

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at September 30, 2025:

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	MSCI Japan Net Total Return USD Index	Pay	SOFR + 0.36%	Quarterly	2/10/26	$2,658	$163	$—	$163
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Pay	SOFR + 0.38%	Quarterly	1/28/26	5,782	324	—	324
UBS AG	MSCI USA Index	Pay	SOFR + 0.00%	Maturity	10/23/25	1,761	(4)	—	(4)
							$483	$—	$483

@	Value/Notional amount is less than $500.
KFE	Korean Futures Exchange.
MSCI	Morgan Stanley Capital International.
SFE	Sydney Futures Exchange.
SOFR	Secured Overnight Financing Rate.

AUD —	Australian Dollar
BRL —	Brazilian Real
CAD —	Canadian Dollar
CHF —	Swiss Franc
CLP —	Chilean Peso
CNH —	Chinese Yuan Renminbi Offshore
CNY —	Chinese Yuan Renminbi
COP —	Colombian Peso
CZK —	Czech Koruna
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
HKD —	Hong Kong Dollar
HUF —	Hungarian Forint
IDR —	Indonesian Rupiah
ILS —	Israeli Shekel
INR —	Indian Rupee
JPY —	Japanese Yen
KRW —	South Korean Won
MXN —	Mexican Peso
MYR —	Malaysian Ringgit
NOK —	Norwegian Krone
NZD —	New Zealand Dollar
PEN —	Peruvian Nuevo Sol
PLN —	Polish Zloty
RON —	Romanian New Leu
SEK —	Swedish Krona
SGD —	Singapore Dollar
THB —	Thai Baht
TRY —	Turkish Lira
TWD —	Taiwan Dollar
ZAR —	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	49.0%
Sovereign	20.8
Other*	11.4
Short-Term Investment	11.0
Corporate Bonds	7.8
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open futures contracts with a value of approximately $7,680,000 and net unrealized appreciation of approximately $2,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $31,000. Also does not include open swap agreements with net unrealized appreciation of approximately $483,000.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (93.6%)
Automobiles (7.4%)
Tesla, Inc. (a)	137,413	$61,110

Biotechnology (1.7%)
Roivant Sciences Ltd. (a)	906,905	13,722

Broadline Retail (4.4%)
MercadoLibre, Inc. (a)	15,639	36,547

Capital Markets (1.2%)
Coinbase Global, Inc., Class A (a)	12,530	4,229
Intercontinental Exchange, Inc.	35,484	5,978
		10,207
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(b)(c) (acquisition cost — $1,526; acquired 12/22/15)	3,138	—

Entertainment (7.2%)
ROBLOX Corp., Class A (a)	429,130	59,443

Financial Services (8.8%)
Affirm Holdings, Inc. (a)	727,213	53,145
Federal National Mortgage Association (a)	1,592,133	19,185
		72,330
Hotels, Restaurants & Leisure (4.8%)
DoorDash, Inc., Class A (a)	144,373	39,268

Information Technology Services (22.2%)
Cloudflare, Inc., Class A (a)	485,897	104,269
Shopify, Inc., Class A (Canada) (a)	274,870	40,848
Snowflake, Inc., Class A (a)	166,593	37,575
		182,692
Pharmaceuticals (4.4%)
Royalty Pharma PLC, Class A	1,023,943	36,125

Software (22.2%)
AppLovin Corp., Class A (a)	105,097	75,516
Aurora Innovation, Inc. (a)	5,176,786	27,903
BitMine Immersion Technologies, Inc. (a)	186,788	9,700
Samsara, Inc., Class A (a)	788,512	29,372
Strategy, Inc., Class A (a)	126,120	40,637
		183,128
Tech Hardware, Storage & Peripherals (5.1%)
IonQ, Inc. (a)	682,633	41,982

Trading Companies & Distributors (4.2%)
Core & Main, Inc., Class A (a)	179,589	9,667
QXO, Inc. (a)	1,330,619	25,362
		35,029
Total Common Stocks (Cost $445,466)		771,583

Preferred Stocks (2.2%)
Financial Services (0.2%)
Stripe, Inc., Series I (a)(b)(c) (acquisition cost — $1,061; acquired 3/17/23)	52,681	1,617

Software (2.0%)
Databricks, Inc., Series H (a)(b)(c) (acquisition cost — $8,310; acquired 8/31/21)	113,088	12,776
Databricks, Inc., Series I (a)(b)(c) (acquisition cost — $2,242; acquired 9/15/23)	30,506	3,446
Lookout, Inc., Series F (a)(b)(c) (acquisition cost — $1,618; acquired 6/17/14)	141,612	579
		16,801
Total Preferred Stocks (Cost $13,231)		18,418

Investment Company (2.8%)
iShares Bitcoin Trust ETF (a) (Cost $13,615)	351,849	22,870

Short-Term Investment (3.8%)
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.96% (d) (Cost $31,617)	31,617,232	31,617
Total Investments Excluding Purchased Options (102.4%) (Cost $503,929)		844,488
Total Purchased Options Outstanding (0.1%) (Cost $4,032)		385
Total Investments (102.5%) (Cost $507,961) (e)(f)(g)		844,873
Liabilities in Excess of Other Assets (–2.5%)		(20,686)
Net Assets (100.0%)		$824,187

(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2025 amounts to approximately $18,418,000 and represents 2.2% of net assets.
(c)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $37,000 relating to the Fund’s investment in the Liquidity Fund.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(f)	Securities are available for collateral in connection with purchased options.
(g)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $348,064,000 and the aggregate gross unrealized depreciation is approximately $11,152,000, resulting in net unrealized appreciation of approximately $336,912,000.
ETF	Exchange Traded Fund.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Growth Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	7.58	Aug–26	245,535,661	$245,536	$294		$804	$(510)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.71	May–26	169,787,952	169,788	66		707	(641)
Standard Chartered Bank	USD/CNH	CNH	7.77	Oct–25	127,991,317	127,991	—	@	557	(557)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb–26	173,385,312	173,385	13		716	(703)
Standard Chartered Bank	USD/CNH	CNH	7.90	Apr–26	112,218,546	112,219	12		544	(532)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec–25	148,521,048	148,521	—	@	704	(704)
							$385		$4,032	$(3,647)

@	Value is less than $500.

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	26.7%
Software	23.7
Information Technology Services	21.6
Financial Services	8.8
Automobiles	7.2
Entertainment	7.0
Tech Hardware, Storage & Peripherals	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain senior loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (4) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (9) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; (10) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (11) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Discovery
Assets:
Common Stocks	$206,072	(1)	$—	$—	$206,072
Preferred Stocks
Software	—		—	5,188	5,188
Investment Company	6,828		—	—	6,828
Call Options Purchased	—		110	—	110
Short-Term Investments
Investment Company	11,861		—	—	11,861
Repurchase Agreements	—		622	—	622
Total Short-Term Investments	11,861		622	—	12,483
Total Assets	224,761		732	5,188	230,681
Liabilities:
Derivative Contract — PIPE	—		—	(965)	(965)
Total	$224,761		$732	$4,223	$229,716

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Preferred Stocks (000)	Derivative Contract — PIPE (000)
Beginning Balance	$4,248	$—
Purchases	—	—
Sales	—	—
PIPE transactions	—	(965)
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	940	—
Realized gains (losses)	—	—
Ending Balance	$5,188	$(965)
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2025	$940	$(965)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of September 30, 2025:

Discovery	Fair Value at September 30, 2025 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Preferred Stocks	$5,188	Market Transaction Method	Precedent Transaction	$150.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	11.9x	Increase
			Discount for Lack of Marketability	15.0%	Decrease
PIPE	$(965)	Market Implied	Discount for Lack of Marketability and Transaction Risk	27.5%	Decrease

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Corporate Bonds	$—	$31,406	$—	$31,406
Sovereign	—	64,842	—	64,842
Senior Loan Interests	—	9,471	—	9,471
Total Fixed Income Securities	—	105,719	—	105,719
Warrants	—	2,966	—	2,966
Short-Term Investments
U.S. Treasury Security	—	308	—	308
Investment Company	2,655	—	—	2,655
Total Short-Term Investments	2,655	308	—	2,963
Foreign Currency Forward Exchange Contract	—	1	—	1
Futures Contracts	536	—	—	536
Credit Default Swap Agreements	—	89	—	89
Total Assets	3,191	109,083	—	112,274
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(61)	—	(61)
Futures Contracts	(28)	—	—	(28)
Credit Default Swap Agreement	—	(6)	—	(6)
Total Liabilities	(28)	(67)	—	(95)
Total	$3,163	$109,016	$—	$112,179

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Automobile Components	$—	$768	$—	$768
Automobiles	—	6,654	—	6,654
Banks	7,224	27,523	—	34,747
Beverages	—	949	—	949
Broadline Retail	1,299	9,525	—	10,824
Capital Markets	503	3,230	—	3,733
Chemicals	—	1,112	—	1,112
Construction & Engineering	—	2,005	—	2,005
Construction Materials	—	1,255	—	1,255
Consumer Finance	—	2,542	—	2,542
Consumer Staples Distribution & Retail	3,086	1,946	—	5,032
Electrical Equipment	2,338	4,259	—	6,597
Electronic Equipment, Instruments & Components	—	5,322	—	5,322
Entertainment	—	1,908	—	1,908
Financial Services	—	737	—	737
Food Products	—	2,096	—	2,096
Health Care Providers & Services	1,915	1,467	—	3,382
Hotels, Restaurants & Leisure	3,492	528	—	4,020
Household Products	2,037	—	—	2,037
Industrial REITs	896	—	—	896
Information Technology Services	1,788	—	—	1,788
Insurance	—	2,760	—	2,760
Interactive Media & Services	—	14,007	—	14,007
Machinery	—	1,935	—	1,935
Metals & Mining	911	3,078	—	3,989
Oil, Gas & Consumable Fuels	—	3,116	—	3,116
Personal Care Products	—	348	—	348
Pharmaceuticals	—	1,635	—	1,635
Real Estate Management & Development	—	1,182	—	1,182
Semiconductors & Semiconductor Equipment	—	31,814	—	31,814
Tech Hardware, Storage & Peripherals	—	13,621	—	13,621
Tobacco	—	924	—	924
Total Common Stocks	25,489	148,246	—	173,735
Short-Term Investments
Investment Company	6,310	—	—	6,310
Total Assets	$31,799	$148,246	$—	$180,045

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$3,315	$—		$3,315
Asset-Backed Securities	—	769	—		769
Commercial Mortgage-Backed Securities	—	419	—		419
Corporate Bonds	—	6,538	—		6,538
Mortgages - Other	—	1,411	—		1,411
Sovereign	—	17,527	—		17,527
Supranational	—	252	—		252
U.S. Treasury Securities	—	3,393	—		3,393
Total Fixed Income Securities	—	33,624	—		33,624
Common Stocks
Aerospace & Defense	708	425	—		1,133
Air Freight & Logistics	79	49	—		128
Automobile Components	17	18	—		35
Automobiles	749	113	—		862
Banks	1,500	1,325	—		2,825
Beverages	320	105	—		425
Biotechnology	526	75	—		601
Broadline Retail	1,273	101	—		1,374
Building Products	165	75	—		240
Capital Markets	1,078	325	—		1,403
Chemicals	344	191	—		535
Commercial Services & Supplies	207	24	—		231
Communications Equipment	276	27	—		303
Construction & Engineering	86	79	—		165
Construction Materials	82	63	—		145
Consumer Finance	212	—	—		212
Consumer Staples Distribution & Retail	602	89	—		691
Containers & Packaging	69	2	—		71
Distributors	16	2	—		18
Diversified Consumer Services	—	5	—		5
Diversified REITs	8	17	—		25
Diversified Telecommunication Services	214	178	—		392
Electric Utilities	483	194	—		677
Electrical Equipment	288	247	—		535
Electronic Equipment, Instruments & Components	239	24	—		263
Energy Equipment & Services	68	4	—	†	72	†
Entertainment	589	23	—		612
Financial Services	1,138	99	—		1,237
Food Products	149	218	—		367
Gas Utilities	19	16	—		35
Ground Transportation	353	3	—		356
Health Care Equipment & Supplies	619	146	—		765
Health Care Providers & Services	503	29	—		532
Health Care REITs	92	—	—		92
Health Care Technology	24	7	—		31
Hotels, Restaurants & Leisure	620	147	—		767
Household Durables	83	4	—		87
Household Products	265	50	—		315
Independent Power & Renewable Electricity Producers	41	26	—		67
Industrial Conglomerates	116	158	—		274
Industrial REITs	57	36	—		93

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets: (cont’d)
Information Technology Services	$497	$13	$—		$510
Insurance	705	547	—		1,252
Interactive Media & Services	2,326	20	—		2,346
Investment Company	—	—	—	†	—	†
Life Sciences Tools & Services	240	45	—		285
Machinery	474	208	—		682
Marine Transportation	—	16	—		16
Media	112	24	—		136
Metals & Mining	318	265	—	†	583	†
Mortgage Real Estate Investment	7	—	—		7
Multi-Utilities	188	106	—		294
Office REITs	6	3	—		9
Oil, Gas & Consumable Fuels	1,123	331	—		1,454
Paper & Forest Products	—	22	—		22
Passenger Airlines	9	29	—		38
Personal Care Products	28	149	—		177
Pharmaceuticals	826	725	—		1,551
Professional Services	204	127	—		331
Real Estate Management & Development	55	63	—		118
Residential REITs	88	—	—		88
Retail REITs	77	31	—		108
Semiconductors & Semiconductor Equipment	4,128	276	—		4,404
Software	3,553	205	—		3,758
Specialized REITs	246	—	—		246
Specialty Retail	586	53	—		639
Tech Hardware, Storage & Peripherals	2,191	10	—		2,201
Textiles, Apparel & Luxury Goods	80	236	—		316
Tobacco	196	82	—		278
Trading Companies & Distributors	135	45	—		180
Transportation Infrastructure	—	38	—		38
Water Utilities	20	11	—		31
Wireless Telecommunication Services	72	18	—		90
Total Common Stocks	32,767	8,417	—	†	41,184	†
Rights	—	— @	—		—	@
Warrants	—	—	—	†	—	†
Short-Term Investment
Investment Company	9,288	—	—		9,288
Foreign Currency Forward Exchange Contracts	—	486	—		486
Futures Contracts	20	—	—		20
Total Return Swap Agreements	—	487	—		487
Total Assets	42,075	43,014	—	†	85,089	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(455)	—		(455)
Futures Contracts	(18)	—	—		(18)
Total Return Swap Agreement	—	(4)	—		(4)
Total Liabilities	(18)	(459)	—		(477)
Total	$42,057	$42,555	$—	†	$84,612	†

†	Includes one or more securities valued at zero.
@	Value is less than $500.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stocks (000)		Warrants (000)
Beginning Balance	$—	††	$—	††
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		—
Realized gains (losses)	—		—
Ending Balance	$—	††	$—	††
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2025	$—		$—

††	Includes one or more securities valued at zero.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Growth
Assets:
Common Stocks
Automobiles	$61,110	$—	$—		$61,110
Biotechnology	13,722	—	—		13,722
Broadline Retail	36,547	—	—		36,547
Capital Markets	10,207	—	—		10,207
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	59,443	—	—		59,443
Financial Services	72,330	—	—		72,330
Hotels, Restaurants & Leisure	39,268	—	—		39,268
Information Technology Services	182,692	—	—		182,692
Pharmaceuticals	36,125	—	—		36,125
Software	183,128	—	—		183,128
Tech Hardware, Storage & Peripherals	41,982	—	—		41,982
Trading Companies & Distributors	35,029	—	—		35,029
Total Common Stocks	771,583	—	—	†	771,583	†
Preferred Stocks
Financial Services	—	—	1,617		1,617
Software	—	—	16,801		16,801
Total Preferred Stocks	—	—	18,418		18,418
Investment Company	22,870	—	—		22,870
Call Options Purchased	—	385	—		385
Short-Term Investment
Investment Company	31,617	—	—		31,617
Total Assets	$826,070	$385	$18,418	†	$844,873	†

†	Includes a security valued at zero.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$15,472
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		2,946
Realized gains (losses)	—		—
Ending Balance	$—	†	$18,418
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2025	$—		$2,946

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of September 30, 2025:

Growth	Fair Value at September 30, 2025 (000)	Valuation Technique	Unobservable Input	Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Preferred Stocks	$18,418	Market Transaction Method	Precedent Transaction	$4.08-$150.00/$135.36	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.5%-16.5%/14.6%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.5x-35.1x/11.4x	Increase
			Discount for Lack of Marketability	8.0%-15.0%/14.5%	Decrease

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.